Oppenheimer
       SENIOR FLOATING RATE FUND


                                  ANNUAL REPORT

                                  JULY 31, 2002


[GRAPHIC OMITTED]

LETTER TO SHAREHOLDERS
FUND MANAGER INTERVIEW
FINANCIAL STATEMENTS
TRUSTEES AND OFFICERS


[LOGO OMITTED]
OPPENHEIMERFUNDS(R)
The Right Way to Invest

REPORT HIGHLIGHTS

FUND OBJECTIVE
Oppenheimer Senior Floating Rate Fund seeks as high a level of current income and preservation of capital as is consistent with investing primarily in senior floating rate loans and other debt securities.

    CONTENTS

 1  Letter to Shareholders

 3  An Interview
    with Your Fund's
    Managers

 8  FINANCIAL
    STATEMENTS

34  INDEPENDENT
    AUDITORS' REPORT

35  Federal
    Income Tax
    Information

36  Trustees and Officers

40  Privacy Policy Notice




AVERAGE ANNUAL TOTAL RETURNS*
                    For the 1-Year Period
                    Ended 7/31/02
                    Without Early       With Early
                    Withdrawal          Withdrawal
                    Chg.                Chg.
-------------------------------------------------------------
Class A             0.44%
Class B             0.05%                -2.81%
Class C             0.05%                -0.90%




SHARES OF OPPENHEIMER FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT GUARANTEED BY ANY BANK, ARE NOT INSURED BY THE FDIC OR ANY OTHER AGENCY, AND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.
* SEE PAGE 7 FOR FURTHER DETAILS.

LETTER TO SHAREHOLDERS

Dear Shareholder,


[PHOTOS OMITTED]
JAMES C. SWAIN
Chairman
Oppenheimer
Senior Floating Rate Fund

JOHN V. MURPHY
President
Oppenheimer
Senior Floating Rate Fund






As we near the end of 2002, global tensions and economic challenges that began in 2001 continue to impact events around the world and in the financial markets. When it comes to investing, words like trust, experience and consistency have never been more meaningful.
   Recently, accounting scandals and an overall lack of investor confidence in corporate America have weakened the stock market and caused the prices of many individual securities to drop sharply during the period. On the other hand, the overall bond market has provided some positive returns and stability, helping to provide investors with a safe haven from the equity markets. Not surprisingly, many investors are unsure what their next step should be and where they should turn to invest their money.
   Despite the continued challenges, there are signs of a moderate recovery in the U.S. economy. Rooted in a combination of low inflation and little pressure on the Federal Reserve Board to raise interest rates, business conditions are slowly improving, and we believe the prospects for long-term investors look bright. With that said, we expect the economy and markets to return to historical levels and not the exaggerated growth levels that typified the late 1990s and early 2000s.
   Now more than ever, investors can see on two levels the fundamental advantage of mutual funds: diversification. Investors can diversify their portfolios by investing among several types


1     OPPENHEIMER SENIOR FLOATING RATE FUND

LETTER TO SHAREHOLDERS

of funds to reduce short-term risks. The right asset allocation among equity and fixed-income funds can help cushion an investor's portfolio from tough market conditions. Secondly, mutual funds, while certainly not immune to volatility and declines in either the equity or fixed-income markets, offer clear-cut advantages over direct ownership of individual securities. Because fund portfolios often contain a number of different investments, one security's poor performance usually does not have a dramatic effect on the fund as a whole.
   Your financial advisor is also an equally important player on your team of investment professionals. Even if you consult with your advisor on a regular basis, now may be a good time to make sure that your portfolio still reflects the right mix of investments to help you reach your long-term goals.
   We at OppenheimerFunds appreciate and thank you for your continued trust as we strive toward our ongoing goal of investment excellence. To us, this is not a phrase uttered lightly. It's a commitment to providing shareholders with world-class asset management, top-quality service and strong fund performance over time. In other words, it's what makes OppenheimerFunds THE RIGHT WAY TO INVEST.


Sincerely,




/S/SIGNATURE                 /S/SIGNATURE
James C. Swain               John V. Murphy
August 21, 2002



THESE GENERAL MARKET VIEWS REPRESENT OPINIONS OF OPPENHEIMERFUNDS, INC. AND ARE NOT INTENDED TO PREDICT PERFORMANCE OF THE SECURITIES MARKETS OR ANY PARTICULAR FUND. SPECIFIC INFORMATION THAT APPLIES TO YOUR FUND IS CONTAINED IN THE PAGES THAT FOLLOW.

2     OPPENHEIMER SENIOR FLOATING RATE FUND

AN INTERVIEW WITH YOUR FUND'S MANAGERS

Q
HOW DID OPPENHEIMER SENIOR FLOATING RATE FUND PERFORM OVER THE 12-MONTH PERIOD THAT ENDED JULY 31, 2002?

A. Although the market for senior floating-rate bank loans was generally quite weak during much of the reporting period because of a flagging economy and widespread credit concerns, we began to see encouraging signs of market stabilization during the period's second half. In fact, the Fund gained ground during the second half of the period, as the economy began to rebound and credit quality gradually improved.(1)

DID THE FUND'S DIVIDEND CHANGE DURING THE REPORTING PERIOD?
The Fund's distribution yield fluctuated along with the London Interbank Offered Rate (LIBOR), a widely accepted benchmark for senior floating rate loans. LIBOR and the Fund's distribution yield declined as the Federal Reserve Board (the
Fed) continued to reduce interest rates aggressively during the first five months of the reporting period in an effort to stimulate economic growth.
   Soon after 2002 began, the Fund's dividend yield stabilized and later rose modestly, even though the Fed left interest rates unchanged. That's because conditions in the credit markets reached bottom early in 2002--as evidenced by the peak in default rates--and then began to improve. As of July 31, 2002, the Fund's dividend yield was 4.7%, compared to 3.8% six months earlier.(2)
   Although we do not expect the Fed to raise interest rates imminently, we believe that its next move will be up. When interest rates do rise, the Fund's distribution yield and dividend distributions should also increase.


PORTFOLIO MANAGEMENT TEAM
Arthur Zimmer
Joseph Welsh
Margaret Hui



1. Interest rates on senior floating rate loans reset periodically, so that the Fund's share prices will fluctuate in value.
2. The dividend yield for the 30-day period ending at the end of each month and is calculated by dividing the distribution by the net asset value on the payable date and annualizing the results. The dividend yield, for Class B shares at Net Asset Value, for the 30-day period ended 7/31/02 was 4.7% and for the 30-day period ended 1/31/02 was 3.8%.

3     OPPENHEIMER SENIOR FLOATING RATE FUND

AN INTERVIEW WITH YOUR FUND'S MANAGERS


WAS THE FUND AFFECTED BY THE VARIOUS ACCOUNTING SCANDALS THAT CAPTURED INVESTORS' ATTENTION?
The accounting scandals and bankruptcies of a handful of major U.S. corporations had little direct impact on the Fund because the Fund did not hold loans to any of the affected corporations. Indirectly, however, these events roiled the credit markets by undermining investor confidence, and many of the Fund's holdings were hurt by negative investor sentiment--despite the fact that we believe their credit quality remains sound, and that they have continued to pay competitive levels of income.

HOW WAS THE FUND MANAGED DURING THE REPORTING PERIOD?
In one word: defensively. Early in the period, we shifted the Fund's focus toward companies that have historically preserved their value during economic downturns because their products and services are needed regardless of economic conditions. These relatively defensive investments included senior bank loans to a variety of food, energy and health care companies.
   During the period's second half, when the economy began to recover, we gradually shifted our focus to more economically sensitive companies, such as automobile manufacturers and other industrial businesses, which tend to prosper as economic growth gains momentum. Indeed, we have already begun to see better cash flows and earnings from many corporate borrowers.

CAN YOU EXPLAIN THE RECENT CHANGES APPROVED BY THE FUND'S BOARD OF TRUSTEES?
On June 26, 2002, the Board of Trustees eliminated the requirement that all of the Fund's investments in senior loans and subordinated debt obligations must be rated "B" or higher, enabling us to invest up to 15% of the Fund's assets in these lower rated securities.(3) The Board of Trustees also removed the requirement that all of the Fund's uncollateralized debt be rated "A" or higher. The restrictions were removed because they limited our ability to capture the highly competitive yields of lower rated securities, which comprise a substantial portion of


3. Most of the Fund's investments in senior loans are below investment grade, which entails greater credit risk, and tend to be illiquid investments.


[SIDEBAR]

BY MAINTAINING A RELATIVELY DEFENSIVE STRATEGY, WE WERE ABLE TO PROTECT THE FUND FROM THE BRUNT OF THE ADVERSE EFFECTS CAUSED BY A WEAK ECONOMY AND DETERIORATING INVESTOR SENTIMENT.



4     OPPENHEIMER SENIOR FLOATING RATE FUND
the senior loan market. Although lower rated securities are subject to a great risk of default, by investing carefully in these loans, we believe that we will be better able to enhance the Fund's distribution yield, and potentially, support its net asset value. These changes became effective August 1, 2002.

WHAT IS YOUR OUTLOOK FOR THE FORESEEABLE FUTURE?
We remain cautiously optimistic that the worst of the credit market's disruptions are behind us. Despite a continued dearth of capital spending by corporations, the U.S. economy has rebounded in 2002. Consumer spending, manufacturing activity and other fundamental measures of economic strength have improved. In fact, the U.S. economy grew at a robust 6.1% annualized rate during the first quarter of 2002. Although the second quarter's growth rate is expected to be somewhat lower, many signs point to a potential pick-up in economic growth during the third and fourth quarters.
   In addition, while the Fund has felt some effects from the recent accounting scandals, we believe that they ultimately will be beneficial to the senior loan market and other credit-sensitive investments. Expected regulatory reforms, greater accounting scrutiny and stricter oversight should raise standards and increase investors' confidence in the accuracy and veracity of companies' financial statements.
   Finally, if the economy gains momentum, the Fed may raise interest rates modestly later this year or early next year to forestall potential inflationary pressures. We believe that such a move should help boost the Fund's income returns, which are a part of what makes Oppenheimer Senior Floating Rate Fund an important part of THE RIGHT WAY TO INVEST.


AVERAGE ANNUAL
TOTAL RETURNS
(WITH CLASS B AND
CLASS C SHARES EARLY
WITHDRAWAL CHARGES)
For the Periods
Ended 6/30/02(4)
Class A
1-Year          Since Inception
-----------------------------------
1.43%           4.05%
Class B
1-Year          Since Inception
-----------------------------------
-1.93%          3.13%
Class C
1-Year          Since Inception
-----------------------------------
-0.01%          3.57%


4. See Notes page 7 for further details.

5     OPPENHEIMER SENIOR FLOATING RATE FUND

AN INTERVIEW WITH YOUR FUND'S MANAGERS


TOP FIVE CORPORATE LOAN INDUSTRIES(6)
--------------------------------------------------------------------------------
Manufacturing                                            8.8%
--------------------------------------------------------------------------------
Health Care/Supplies & Services                          8.6
--------------------------------------------------------------------------------
Wireless Services                                        6.1
--------------------------------------------------------------------------------
Food                                                     6.1
--------------------------------------------------------------------------------
Cable Television                                         5.7

TOP FIVE HOLDINGS BY ISSUER(7)
--------------------------------------------------------------------------------
Adelphia Communications, Inc.                            1.7%
--------------------------------------------------------------------------------
Nextel Communications, Inc.                              1.6
--------------------------------------------------------------------------------
Clark R&M Holdings, Inc.                                 1.4
--------------------------------------------------------------------------------
Huntsman Corp.                                           1.4
--------------------------------------------------------------------------------
Washington Group International, Inc.                     1.3


CREDIT ALLOCATION(5)

[GRAPHIC OMITTED]

o  BBB            12.2%
o  BB             56.3
o  B              28.5
o  CCC             2.5
o  Other           0.5

5. Portfolio is subject to change. Percentages are as of July 31, 2002, and are dollar-weighted based on total market value of investments. Securities rated by any rating organization are included in the equivalent Standard & Poor's rating category. Average credit quality and allocation include rated securities and those not rated by a national rating organization (currently 2.56% of total investments) but for which the ratings given above have been assigned by the Manager for internal purposes as being comparable, in the Manager's judgment, to securities rated by a ratings agency in the same category.
6. Portfolio is subject to change. Percentages are as of July 31, 2002, and are based on net assets.
7. Portfolio is subject to change. Percentages are as of July 31, 2002, and are based on total market value of investments.

6     OPPENHEIMER SENIOR FLOATING RATE FUND

NOTES

IN REVIEWING PERFORMANCE, PLEASE REMEMBER THAT PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. BECAUSE OF ONGOING MARKET VOLATILITY, THE FUND'S PERFORMANCE MAY BE SUBJECT TO SUBSTANTIAL FLUCTUATIONS, AND CURRENT PERFORMANCE MAY BE MORE OR LESS THAN THE RESULTS SHOWN. FOR UPDATES ON THE FUND'S PERFORMANCE, VISIT OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM.

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. The Fund's investment advisor has voluntarily undertaken to waive the first 0.20% of its management fee. This waiver can be modified or terminated at any time by the advisor. This waiver increases the Fund's income and yield. For more complete information about the Fund, including charges, expenses and risks, please refer to the prospectus. To obtain a copy, call your financial advisor, call OppenheimerFunds Distributor, Inc. at 1.800.CALL OPP (1.800.225.5677) or visit the OppenheimerFunds website at WWW.OPPENHEIMERFUNDS.COM. Read the prospectus carefully before you invest or send money.

Oppenheimer Senior Floating Rate Fund is a continuously offered closed-end fund whose shares are not listed on any stock exchange or national quotation service. The Fund's shares are not redeemable for cash daily but the Fund seeks to provide a degree of liquidity to shareholder by making quarterly offers to repurchase a portion of the Fund's shares. However, there can be no assurance that the Fund will be able to repurchase all shares tendered in a particular repurchase offer. Shares of the Fund are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including the possible loss of the principal amount invested. Shares of the Fund will fluctuate and the Fund is not a money market fund.

Please note that Oppenheimer Senior Floating Rate Fund has a limited operating history. The inception date of all classes is 9/8/99. Therefore you should not consider the performance shown to be indicative of long-term results. The Fund is not intended as an investor's only investment, but to complement other holdings.

CLASS A shares of the Fund were first publicly offered on 9/8/99. Class A shares are not subject to early withdrawal charges or asset-based sales charges.

CLASS B shares of the Fund were first publicly offered on 9/8/99. Class B total returns are shown net of the applicable early withdrawal charge of 3% (one-year) or 1.5% (since inception). Class B shares are subject to an annual 0.50% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 9/8/99. Class C shares are shown net of the applicable 1% early withdrawal charge for the one-year period. Class C shares are subject to an annual 0.50% asset-based sales charge.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.

7     OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF INVESTMENTS  July 31, 2002

                                                            PRINCIPAL MARKET VALUE
                                                               AMOUNT   SEE NOTE 1
====================================================================================
 CORPORATE LOANS--107.4%
------------------------------------------------------------------------------------
 AEROSPACE & DEFENSE--4.2%
 Aerostructures Corp., Sr. Sec. Credit
 Facilities Term Loan:
 Tranche B, 4.07%, 12/31/03(1,2)                           $  356,054 $    354,497
 Tranche C, 5.57%, 6/9/04(1,2)                              1,317,639    1,309,403
------------------------------------------------------------------------------------
 Alliant Techsystems, Inc., Sr. Sec. Credit
 Facilities Term Loan,
 Tranche C, 4.125%, 5/8/09(1,2)                               997,500    1,007,974
------------------------------------------------------------------------------------
 DRS Technologies, Inc., Sr. Sec. Credit
 Facilities Term Loan,
 Tranche B, 4.85%-5.16%, 9/14/08(1,2)                       2,233,124    2,249,874
------------------------------------------------------------------------------------
 DeCrane Aircraft Holdings, Inc., Sr. Sec.
 Credit Facilities Term Loan,
 Tranche D, 6.36%-6.449%, 12/17/06(1,2)                     1,439,000    1,417,415
------------------------------------------------------------------------------------
 EG&G Tech Services, Inc., Sr. Sec. Credit
 Facilities Term Loan,
 4.625%, 7/31/05(1,2)                                       1,743,202    1,743,202
------------------------------------------------------------------------------------
 Titan Corp., Sr. Sec. Credit Facilities
 Term Loan,
 Tranche B, 4.83%-4.89%, 6/30/09(2)                         5,000,000    5,007,500
------------------------------------------------------------------------------------
 United Defense Industries, Inc., Sr. Sec.
 Credit Facilities Term Loan,
 Tranche B, 4.56%, 7/2/09(1,2)                              2,000,000    2,006,750
------------------------------------------------------------------------------------
 Vought Aircraft Co., Sr. Sec. Credit
 Facilities Term Loan:
 Tranche B, 5.32%, 10/5/07(2)                               2,068,288    2,077,014
 Tranche C, 5.57%, 10/5/08(2)                               1,717,190    1,724,434
                                                                      ------------
                                                                        18,898,063

------------------------------------------------------------------------------------
 AUTO PARTS & EQUIPMENT--1.7%
 JL French Automotive Castings, Sr. Sec.
 Credit Facilities Term Loan,
 Tranche B, 5.35%-5.60%, 4/21/06(1,2)                       2,995,990    2,621,490
------------------------------------------------------------------------------------
 Progressive Group, Sr. Sec. Credit
 Facilities Term Loan,
 Tranche B, 5.813%-5.938%, 8/11/07(1,2)                     4,897,382    4,833,105
                                                                      ------------
                                                                         7,454,595

------------------------------------------------------------------------------------
 AUTOMOTIVE--2.1%
 Meridian Automotive Systems, Inc., Sr. Sec.
 Credit Facilities Term Loan,
 Tranche B, 6.11%-7.89%, 3/31/07(1,2)                       3,944,886    3,363,015
------------------------------------------------------------------------------------
 Tenneco, Inc., Sr. Sec. Credit Facilities Term Loan:
 Tranche A, 5.42%, 12/30/05(1,2)                            2,270,614    2,135,513
 Tranche B, 5.92%, 12/30/07(1,2)                            1,984,975    1,857,605
 Tranche C, 6.17%, 6/30/08(1,2)                             1,984,975    1,857,605
                                                                      ------------
                                                                         9,213,738

------------------------------------------------------------------------------------
 BEVERAGES--0.9%
 Cott Corp., Sr. Sec. Credit Facilities Term Loan,
 4.82%-5.69%, 12/31/06(1,2)                                 1,419,832    1,428,113
------------------------------------------------------------------------------------
 Southern Wine & Spirits, Sr. Sec.
 Credit Facilities Term Loan,
 Tranche B, 4.34%, 6/3/08(1,2)                              2,600,000    2,613,814
                                                                      ------------
                                                                         4,041,927

------------------------------------------------------------------------------------
 BROADCASTING--2.7%
 Citadel Communications Corp., Sr.
 Sec. Credit Facilities Term Loan,
 Tranche B, 5.06%, 3/28/09(1,2)                             2,500,000    2,516,250




8     OPPENHEIMER SENIOR FLOATING RATE FUND

                                                            PRINCIPAL MARKET VALUE
                                                               AMOUNT   SEE NOTE 1
------------------------------------------------------------------------------------
 BROADCASTING Continued
 Emmis Communications, Sr. Sec. Credit
 Facilities Term Loan,
 Tranche C, 4.375%, 8/31/09(1,2)                           $2,124,257 $  2,133,882
------------------------------------------------------------------------------------
 Fisher Broadcasting, Inc., Sr. Sec.
 Credit Facilities Term Loan,
 Tranche B, 6.06%, 2/28/10(1,2)                             1,000,000      997,500
------------------------------------------------------------------------------------
 Pegasus Media & Communications Co., Sr.
 Sec. Credit Facilities Term Loan,
 Tranche B, 5.375%, 4/30/05(1,2)                            1,446,436    1,323,489
------------------------------------------------------------------------------------
 Sinclair Broadcast Group, Sr. Sec.
 Credit Facilities Term Loan,
 Tranche B, 9/1/09(1,2,4)                                   3,000,000    3,000,000
------------------------------------------------------------------------------------
 Univision Communications, Inc., Sr.
 Sec. Credit Facilities Term Loan,
 3.09%-3.41%, 7/18/06(1,2)                                  2,000,000    1,965,000
                                                                      ------------
                                                                        11,936,121

------------------------------------------------------------------------------------
 BUILDING MATERIALS--1.1%
 Premdor, Inc., Sr. Sec. Credit Facilities Term Loan,
 Tranche C, 5.375%-6.411%, 8/31/08(1,2)                     5,000,000    5,006,250
------------------------------------------------------------------------------------
 CABLE TELEVISION--5.7%
 CC VI Operating Co. LLC., Sr. Sec.
 Credit Facilities Term Loan,
 Tranche B, 4.36%, 11/12/08(2)                              5,000,000    4,342,500
------------------------------------------------------------------------------------
 Century Holdings LLC, Sr. Sec.
 Credit Facilities Term Loan,
 Tranche B, 6.658%, 6/30/09(1,2)                            2,500,000    1,728,125
------------------------------------------------------------------------------------
 Century-TCI California LP, Sr. Sec. Credit
 Facilities Revolving Credit Loan,
 4.685%, 12/31/07(1,2)                                      3,338,194    2,857,494
------------------------------------------------------------------------------------
 Frontiervision Operating Partners LP, Sr.
 Sec. Credit Facilities Term Loan,
 Tranche B, 6.189%, 3/31/06(1,2)                            3,500,000    2,933,000
------------------------------------------------------------------------------------
 Insight Communication Co., Inc., Sr. Sec.
 Credit Facilities Term Loan,
 Tranche B, 5.063%, 12/31/09(2)                             5,500,000    5,273,890
------------------------------------------------------------------------------------
 Mediacom Illinois LLC, Sr. Sec. Credit
 Facilities Term Loan,
 4.34%, 12/31/08(2)                                         3,000,000    2,907,501
------------------------------------------------------------------------------------
 Olympus Cable Holdings LLC, Sr. Sec.
 Credit Facilities Term Loan,
 Tranche A, 5.671%, 6/30/10(1,2)                            1,000,000      818,333
------------------------------------------------------------------------------------
 RCN Corp., Sr. Sec. Credit Facilities Term Loan,
 Tranche B, 6.063%, 6/30/07(1,2)                              750,000      498,750
------------------------------------------------------------------------------------
 United Pan-Europe Communications NV, Sr. Sec.
 Credit Facilities Term Loan,
 Tranche B, 5.839%, 3/31/09(1,2)                            3,600,000    2,709,900
------------------------------------------------------------------------------------
 Videotron Holdings, Sr. Sec. Credit
 Facilities Term Loan,
 Tranche B, 4.64%-4.648%, 12/1/09(1,2)                      1,500,000    1,492,500
                                                                      ------------
                                                                        25,561,993

------------------------------------------------------------------------------------
 CHEMICALS--4.6%
 Equistar Chemicals LP, Sr. Sec. Credit
 Facilities Term Loan,
 5.31%, 8/24/07(1,2)                                        3,955,075    3,975,468
------------------------------------------------------------------------------------
 Huntsman Corp., Sr. Sec. Credit Facilities Term Loan:
 Tranche A, 5.063%, 9/30/03(1,2)                              976,781      846,747
 Tranche B, 5.063%, 6/30/04(1,2)                            2,790,187    2,418,744
 Tranche C, 5.313%, 12/31/05(1,2)                           3,990,799    3,450,046


9     OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF INVESTMENTS  Continued

                                                            PRINCIPAL MARKET VALUE
                                                               AMOUNT   SEE NOTE 1
------------------------------------------------------------------------------------
 CHEMICALS Continued
 Huntsman ICI Chemicals LLC, Sr. Sec.
 Credit Facilities Term Loan:
 Tranche B, 5.875%-5.938%, 6/30/07(2)                      $2,136,587 $  2,142,372
 Tranche C, 6.188%, 6/30/08(2)                              2,136,587    2,142,373
------------------------------------------------------------------------------------
 Lyondell Chemical Co., Sr. Sec. Credit
 Facilities Term Loan,
 Tranche E, 6.185%-6.225%, 6/30/06(2)                       2,893,115    2,932,618
------------------------------------------------------------------------------------
 Messer Griesheim Holding AG, Sr. Sec.
 Credit Facilities Term Loan:
 Tranche B2, 4.784%, 4/27/09(1,2)                             877,032      884,158
 Tranche C, 5.07%-5.284%, 4/27/10(1,2)                      1,622,967    1,636,154
                                                                      ------------
                                                                        20,428,680

------------------------------------------------------------------------------------
 COMPUTER HARDWARE--1.0%
 Computer Associates International, Inc., Sr.
 Sec. Credit Facilities Term Loan,
 2.77%, 5/26/03(2)                                          4,400,510    4,246,492
------------------------------------------------------------------------------------
 CONSUMER FINANCE--0.3%
 Metris Cos. Inc., Sr. Sec. Credit Facilities Term Loan,
 Tranche B, 5.07%, 6/30/03(1,2)                             1,500,000    1,456,407
------------------------------------------------------------------------------------
 CONSUMER SERVICES--1.7%
 Coinmach Corp., Sr. Sec. Credit Facilities Term Loan,
 Tranche B, 4.688%-5.125%, 7/25/09(1,2)                       985,000      992,265
------------------------------------------------------------------------------------
 Transaction Network Services, Sr. Sec.
 Credit Facilities Term Loan:
 Tranche A, 5.125%, 5/4/05(1,2)                             2,098,454    2,082,715
 Tranche B, 5.625%, 3/30/07(1,2)                            1,973,958    1,970,257
------------------------------------------------------------------------------------
 VICAR Operating, Inc., Sr. Sec.
 Credit Facilities Term Loan:
 Tranche A, 5.625%, 9/20/06(1,2)                              908,163      908,163
 Tranche B, 5.625%, 3/30/08(1,2)                            1,760,464    1,769,266
                                                                      ------------
                                                                         7,722,666

------------------------------------------------------------------------------------
 CONTAINERS--3.6%
 Berry Plastics Corp., Sr. Sec.
 Credit Facilities Term Loan,
 7/22/10(1,2,4)                                             3,500,000    3,522,603
------------------------------------------------------------------------------------
 Grant Forest Products Corp., Sr.
 Sec. Credit Facilities Term Loan,
 Tranche B, 4.81%, 10/12/08(1,2)                            3,623,750    3,650,928
------------------------------------------------------------------------------------
 Greif Brothers Corp., Sr. Sec.
 Credit Facilities Term Loan,
 Tranche B, 5.06%, 2/25/08(1,2)                             2,362,462    2,371,955
------------------------------------------------------------------------------------
 Owens-Brockway, Sr. Sec. Credit Facilities Term Loan,
 4.34%, 3/31/04(1,2)                                          217,701      216,613
------------------------------------------------------------------------------------
 Printpack Holdings, Inc., Sr. Sec.
 Credit Facilities Term Loan,
 Tranche B, 4.625%, 3/31/09(1,2)                            3,491,250    3,521,798
------------------------------------------------------------------------------------
 Riverwood International Corp., Sr. Sec.
 Credit Facilities Term Loan,
 Tranche B, 4.31%-4.66%, 4/24/07(1,2)                       3,000,000    3,010,782
                                                                      ------------
                                                                        16,294,679

------------------------------------------------------------------------------------
 CONVENIENCE STORES--1.0%
 Pantry, Inc. (The), Sr. Sec. Credit Facilities Term Loan,
 Tranche B, 5.81%, 1/31/06(1,2)                             4,424,798    4,355,107
------------------------------------------------------------------------------------
 DEPARTMENT STORES--0.5%
 KMART Corp., Sr. Sec. Credit Facilities
 Term Loan, Debtor in Possession,
 Tranche B, 5.065%, 5/19/04(1,2)                            2,400,000    2,415,900




10    OPPENHEIMER SENIOR FLOATING RATE FUND

                                                            PRINCIPAL MARKET VALUE
                                                               AMOUNT   SEE NOTE 1
------------------------------------------------------------------------------------
 DIVERSIFIED MEDIA--2.2%
 Adams Outdoor Advertising, Sr. Sec.
 Credit Facilities Term Loan,
 Tranche B, 5.36%, 1/31/08(1,2)                            $2,487,500 $  2,500,455
------------------------------------------------------------------------------------
 Advanstar Communications, Inc.,
 Sr. Sec. Credit Facilities Term Loan,
 Tranche B, 5.81%, 10/12/08(1,2)                            2,348,571    2,299,251
------------------------------------------------------------------------------------
 CanWest Global Communications Corp., Sr.
 Sec. Credit Facilities Term Loan:
 Tranche B, 5.37%, 11/1/08(1,2)                             1,195,737    1,200,221
 Tranche C, 5.62%, 11/1/09(1,2)                               747,040      749,841
------------------------------------------------------------------------------------
 Lamar Advertising Co., Sr. Sec.
 Credit Facilities Term Loan,
 Tranche C, 4.38%, 3/1/07(1,2)                              1,500,000    1,509,188
------------------------------------------------------------------------------------
 Lamar Media Corp., Sr. Sec. Credit Facilities Term Loan,
 Tranche A, 3.938%, 8/1/06(1,2)                             1,457,143    1,431,643
                                                                      ------------
                                                                         9,690,599

------------------------------------------------------------------------------------
 DURABLE HOUSEHOLD GOODS--1.2%
 Simmons Co., Sr. Sec. Credit Facilities Term Loan:
 Tranche B, 5.125%-7.25%, 10/29/05(1,2)                     1,324,079    1,327,389
 Tranche C, 5.625%-7.25%, 10/29/06(1,2)                       279,558      280,490
------------------------------------------------------------------------------------
 Springs Industries, Inc., Sr. Sec.
 Credit Facilities Term Loan,
 Tranche B, 5.375%, 7/15/08(1,2)                            3,875,844    3,885,936
                                                                      ------------
                                                                         5,493,815

------------------------------------------------------------------------------------
 ELECTRIC UTILITIES--0.7%
 AES NY Funding LLC, Sr. Sec.
 Credit Facilities Term Loan,
 6.875%, 2/28/05(1,2)                                       4,000,000    3,350,000
------------------------------------------------------------------------------------
 ELECTRICAL EQUIPMENT--0.6%
 General Cable Corp., Sr. Sec.
 Credit Facilities Term Loan,
 Tranche B, 5.938%, 5/27/07(1,2)                            3,098,596    2,807,328
------------------------------------------------------------------------------------
 ELECTRONICS--0.5%
 SCG Holding Corp., Sr. Sec. Credit
 Facilities Term Loan:
 Tranche B, 5.875%, 8/4/06(1,2)                             1,044,131      978,003
 Tranche C, 5.875%, 8/4/07(1,2)                             1,123,648    1,052,484
                                                                      ------------
                                                                         2,030,487

------------------------------------------------------------------------------------
 ENERGY SERVICES & PRODUCERS--3.3%
 Calpine Corp., Sr. Sec. Credit Facilities Term Loan,
 Tranche B, 5.688%, 3/8/04(2)                               6,000,000    5,655,000
------------------------------------------------------------------------------------
 Ferrell Cos., Inc., Sr. Sec. Credit
 Facilities Term Loan,
 Tranche B, 5.947%, 6/17/06(1,2)                            4,170,919    4,004,082
------------------------------------------------------------------------------------
 United American Energy, Sr. Sec.
 Credit Facilities Term Loan:
 5.04%, 4/30/05(2)                                          4,333,333    4,311,667
 5.09%, 4/30/05(2)                                            666,667      663,333
                                                                      ------------
                                                                        14,634,082

------------------------------------------------------------------------------------
 ENTERTAINMENT/FILM--2.2%
 Dreamworks Film Trust, Sr. Sec.
 Credit Facilities Term Loan,
 Tranche II, 4.56%, 1/12/09(1,2)                            5,000,000    5,014,065



11    OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF INVESTMENTS  Continued

                                                            PRINCIPAL MARKET VALUE
                                                               AMOUNT   SEE NOTE 1
------------------------------------------------------------------------------------
 ENTERTAINMENT/FILM Continued
 Metro-Goldwyn-Mayer Studios, Inc.,
 Sr. Sec. Credit Facilities Term Loan,
 Tranche B, 4.85%, 6/11/08(1,2)                            $5,000,000 $  5,005,625
                                                                      ------------
                                                                        10,019,690

------------------------------------------------------------------------------------
 ENVIRONMENTAL--0.4%
 Allied Waste North America, Inc., Sr.
 Sec. Credit Facilities Term Loan:
 Tranche B, 8.875%, 7/21/06(1,2)                              909,091      860,140
 Tranche C, 8.438%, 7/21/07(1,2)                            1,090,909    1,032,168
                                                                      ------------
                                                                         1,892,308

------------------------------------------------------------------------------------
 FOOD--6.1%
 Agrilink Foods, Inc., Sr. Sec.
 Credit Facilities Term Loan:
 Tranche B, 5.82%, 9/30/04(1,2)                             2,462,188    2,460,341
 Tranche C, 6.07%, 9/30/05(1,2)                             2,524,322    2,522,428
------------------------------------------------------------------------------------
 American Seafoods Group LLC, Sr. Sec.
 Credit Facilities Term Loan,
 Tranche B, 5.11%-6.904%, 4/18/09(1,2)                      3,577,500    3,607,312
------------------------------------------------------------------------------------
 Deans Foods Corp., Sr. Sec.
 Credit Facilities Term Loan,
 Tranche B, 4.11%, 7/15/08(1,2)                             1,992,503    2,003,020
------------------------------------------------------------------------------------
 Del Monte Foods Corp., Sr. Sec.
 Credit Facilities Term Loan,
 4.57%-4.625%, 5/14/08(1,2)                                 1,021,847    1,029,383
------------------------------------------------------------------------------------
 Flowers Foods, Inc., Sr. Sec. Credit
 Facilities Term Loan,
 Tranche B, 4.625%-4.688%, 3/26/07(2)                       4,950,000    4,987,125
------------------------------------------------------------------------------------
 International Multifoods Corp., Sr.
 Sec. Credit Facilities Term Loan,
 Tranche B, 4.84%-4.91%, 1/3/08(1,2)                        3,184,000    3,197,360
------------------------------------------------------------------------------------
 Land O'Lakes, Inc., Sr. Sec.
 Credit Facilities Term Loan,
 Tranche B, 5.73%, 10/11/08(1,2)                            1,826,087    1,700,543
------------------------------------------------------------------------------------
 Michael Foods, Inc., Sr. Sec. Credit
 Facilities Term Loan,
 Tranche B, 4.82%-5.16%, 3/22/08(1,2)                       2,610,499    2,633,340
------------------------------------------------------------------------------------
 Pinnacle Foods, Inc., Sr. Sec. Credit
 Facilities Term Loan,
 5.12%, 5/22/08(1,2)                                        3,000,000    3,030,000
                                                                      ------------
                                                                        27,170,852

------------------------------------------------------------------------------------
 FOOD & DRUG RETAILERS--1.9%
 Pathmark Stores, Inc., Sr. Sec. Credit
 Facilities Term Loan,
 Tranche B, 5.875%, 7/15/07(1,2)                              747,943      750,935
------------------------------------------------------------------------------------
 Rite Aid Corp., Sr. Sec. Credit Facilities Term Loan,
 5.563%-5.625%, 6/27/05(2)                                  4,954,660    4,888,599
------------------------------------------------------------------------------------
 Roundy's, Inc., Sr. Sec. Credit Facilities Term Loan,
 Tranche B, 4.39%-4.55%, 6/6/09(1,2)                        2,000,000    2,000,626
------------------------------------------------------------------------------------
 Travelcenters of America, Inc., Sr.
 Sec. Credit Facilities Term Loan,
 5.09%-6.904%, 11/14/08(1,2)                                  796,000      800,478
                                                                      ------------
                                                                         8,440,638

------------------------------------------------------------------------------------
 HEALTH CARE/DRUGS--0.5%
 Alpharma Operating Corp., Sr. Sec.
 Credit Facilities Term Loan,
 Tranche B, 5.11%-5.37%, 7/31/08(1,2)                       2,072,552    2,044,055


12    OPPENHEIMER SENIOR FLOATING RATE FUND

                                                            PRINCIPAL MARKET VALUE
                                                               AMOUNT   SEE NOTE 1
------------------------------------------------------------------------------------
 HEALTH CARE/SUPPLIES & SERVICES--8.6%
 Accredo Health, Inc., Sr. Sec.
 Credit Facilities Term Loan,
 Tranche B, 4.60%, 6/13/09(1,2)                            $2,493,750 $  2,506,219
------------------------------------------------------------------------------------
 Advanced Medical Optics, Inc., Sr.
 Sec. Credit Facilities Term Loan,
 Tranche B, 5.11%, 6/21/08(1,2)                             1,000,000    1,006,250
------------------------------------------------------------------------------------
 Community Health System, Sr. Sec.
 Credit Facilities Term Loan,
 4.35%, 7/16/10(1,2)                                        3,000,000    3,015,375
------------------------------------------------------------------------------------
 Davita, Inc., Sr. Sec. Credit Facilities Term Loan,
 Tranche B, 4.821%-5.16%, 3/20/09(2)                        4,976,911    4,995,575
------------------------------------------------------------------------------------
 Genesis Health Ventures, Inc., Sr. Sec.
 Credit Facilities Term Loan, Delayed Draw,
 Tranche B, 5.36%-5.40%, 3/31/07(1,2)                       3,970,244    3,983,579
------------------------------------------------------------------------------------
 Insight Health Services Corp., Sr. Sec.
 Credit Facilities Term Loan,
 Tranche B, 5.355%, 9/19/08(1,2)                            2,481,250    2,495,207
------------------------------------------------------------------------------------
 Insight Health Services Corp., Sr. Sec.
 Credit Facilities Term Loan, Delayed Draw,
 Tranche B, 2%, 9/19/08(1,2)                                2,500,000    2,492,187
------------------------------------------------------------------------------------
 Kinetic Concepts, Inc., Sr. Sec.
 Credit Facilities Term Loan,
 Tranche D, 4.735%, 3/31/06(1,2)                            3,960,000    3,962,475
------------------------------------------------------------------------------------
 Magellan Health Services, Inc., Sr.
 Sec. Credit Facilities Term Loan:
 Tranche B, 5.625%, 2/12/05(2)                              2,711,127    2,669,105
 Tranche C, 5.875%, 2/12/06(2)                              2,711,126    2,669,104
------------------------------------------------------------------------------------
 Oxford Health Plans, Inc., Sr. Sec.
 Credit Facilities Term Loan,
 5.185%-5.254%, 6/1/06(1,2)                                 2,265,806    2,270,055
------------------------------------------------------------------------------------
 Pacificare Health Systems, Sr. Sec.
 Credit Facilities Term Loan,
 Tranche A, 6.82%, 1/2/03(1,2)                              2,626,306    2,620,972
------------------------------------------------------------------------------------
 Rotech Medical Corp., Sr. Sec. Credit
 Facilities Term Loan,
 Tranche B, 4.86%, 3/26/08(1,2)                             1,396,500    1,397,663
------------------------------------------------------------------------------------
 Team Health, Inc., Sr. Sec. Credit
 Facilities Term Loan,
 Tranche B, 5.344%, 9/27/08(1,2)                            2,400,000    2,413,500
                                                                      ------------
                                                                        38,497,266

------------------------------------------------------------------------------------
 HOMEBUILDERS/REAL ESTATE--2.3%
 Corrections Corp. of America, Sr.
 Sec. Credit Facilities Term Loan,
 Tranche B, 5.34%-5.41%, 5/3/08(1,2)                        2,493,750    2,514,947
------------------------------------------------------------------------------------
 Magnatrax Corp., Sr. Sec. Credit
 Facilities Term Loan,
 Tranche B, 6.40%, 12/10/05(1,2)                            3,944,437    3,425,085
------------------------------------------------------------------------------------
 Service Partners, Sr. Sec. Credit
 Facilities Term Loan,
 Tranche B, 6.369%, 4/25/07(1,2)                            4,500,000    4,410,000
                                                                      ------------
                                                                        10,350,032

------------------------------------------------------------------------------------
 HOTEL/GAMING--3.2%
 Ameristar Casinos, Inc., Sr. Sec.
 Credit Facilities Term Loan,
 Tranche B, 4.875%, 12/20/06(1,2)                           1,735,358    1,746,855
------------------------------------------------------------------------------------
 Borgata Resort, Sr. Sec. Credit Facilities Term Loan,
 Tranche B, 5.86%, 7/15/07(1,2)                             2,000,000    1,985,000
------------------------------------------------------------------------------------
 Isle of Capri Casinos, Inc., Sr.
 Sec. Credit Facilities Term Loan,
 4.325%-4.396%, 4/26/08(2)                                  4,987,500    5,016,447
------------------------------------------------------------------------------------
 Las Vegas Sands, Inc., Sr. Sec.
 Credit Facilities Term Loan,
 Tranche B, 4.84%, 6/4/08(1,2)                              2,000,000    2,023,334


13    OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF INVESTMENTS  Continued

                                                            PRINCIPAL MARKET VALUE
                                                               AMOUNT   SEE NOTE 1
------------------------------------------------------------------------------------
 HOTEL/GAMING Continued
 Sunburst Hospitality Corp., Sr. Sec.
 Credit Facilities Term Loan,
 Tranche II, 6.09%, 12/29/05(1,2)                          $1,179,581 $  1,178,107
------------------------------------------------------------------------------------
 Wyndam International, Inc., Sr. Sec.
 Credit Facilities Term Loan,
 Tranche B, 6.625%, 6/29/06(1,2)                            2,956,839    2,487,852
                                                                      ------------
                                                                        14,437,595

------------------------------------------------------------------------------------
 INDUSTRIAL SERVICES--3.3%
 Dyncorp, Inc., Sr. Sec. Credit Facilities Term Loan,
 Tranche B, 5.875%, 12/10/06(1,2)                           4,302,396    4,321,220
------------------------------------------------------------------------------------
 URS Corp., Sr. Sec. Credit Facilities Term Loan:
 Tranche B, 4.875%, 6/9/06(1,2)                             1,266,161    1,260,621
 Tranche C, 5.125%, 6/9/07(1,2)                             1,266,161    1,247,168
------------------------------------------------------------------------------------
 United Rentals North America, Inc.,
 Sr. Sec. Credit Facilities Term Loan,
 Tranche B, 4.91%, 10/31/07(1,2)                               22,462       22,554
------------------------------------------------------------------------------------
 United Rentals North America, Inc., Sr.
 Sec. Credit Facilities Term Loan,
 Tranche B, 4.82%-5.10%, 10/31/07(1,2)                      2,935,087    2,947,012
------------------------------------------------------------------------------------
 Veridian Corp., Sr. Sec. Credit Facilities Term Loan,
 Tranche B, 5.09%, 6/7/08(1,2)                              1,000,000    1,006,667
------------------------------------------------------------------------------------
 Washington Group International, Inc.,
 Sr. Sec. Credit Linked CD,
 7.03%, 12/1/04(1,2)                                        4,000,000    3,800,000
                                                                      ------------
                                                                        14,605,242

------------------------------------------------------------------------------------
 INSURANCE--1.1%
 White Mountains Insurance Group Ltd.,
 Sr. Sec. Credit Facilities Term Loan,
 Tranche B, 4.73%, 2/1/07(2)                                4,937,500    4,953,957
------------------------------------------------------------------------------------
 LEISURE--3.0%
 AMF Bowling Worldwide, Inc., Sr. Sec.
 Credit Facilities Term Loan,
 6.50%-6.688%, 3/15/08(1,2)                                 2,979,310    2,986,758
------------------------------------------------------------------------------------
 Carmike Cinemas, Inc., Sr. Sec.
 Credit Facilities Term Loan,
 7.644%, 3/30/05(1,2)                                       3,871,101    3,861,424
------------------------------------------------------------------------------------
 Loews Cineplex Entertainment LCP,
Sr. Sec. Credit Facilities Term Loan,
 5.75%, 3/31/08(1,2)                                        2,991,278    2,946,408
------------------------------------------------------------------------------------
 Regal Cinemas Corp., Sr. Sec.
 Credit Facilities Term Loan,
 Tranche B, 5.375%, 1/7/08(1,2)                             1,462,500    1,475,480
------------------------------------------------------------------------------------
 Six Flags Theme Parks, Sr. Sec.
 Credit Facilities Term Loan,
 Tranche B, 4.09%, 6/28/09(1,2)                             2,000,000    2,007,084
                                                                      ------------
                                                                        13,277,154

------------------------------------------------------------------------------------
 MANUFACTURING--8.8%
 Collins & Aikman Corp., Sr. Sec.
 Credit Facilities Term Loan:
 Tranche A, 6.75%, 12/21/05(1,2)                            1,309,415    1,311,052
 Tranche B, 7%, 12/21/05(1,2)                               2,985,000    3,002,591
------------------------------------------------------------------------------------
 Gentek, Inc., Sr. Sec. Credit Facilities Term Loan,
 Tranche C, 5.54%-6.904%, 10/31/07(1,2)                     1,972,283    1,297,762
------------------------------------------------------------------------------------
 Hexcel Corp., Sr. Sec. Credit Facilities Term Loan:
 Tranche A, 5.625%-5.688%, 9/14/04(1,2)                     2,071,603    2,045,708
 Tranche B, 6.125%-6.188%, 9/14/05(1,2)                     3,863,323    3,818,251


14    OPPENHEIMER SENIOR FLOATING RATE FUND

                                                            PRINCIPAL MARKET VALUE
                                                               AMOUNT   SEE NOTE 1
------------------------------------------------------------------------------------
 MANUFACTURING Continued
 Kinetics Group, Sr. Sec. Credit Facilities Term Loan,
 5.839%-7.644%, 3/1/06(1,2)                                $4,002,942 $  3,760,263
------------------------------------------------------------------------------------
 Mark IV Industries, Inc., Sr. Sec.
 Credit Facilities Term Loan,
 Tranche A, 4.124%-4.75%, 3/14/07(1,2)                      3,442,430    3,413,744
------------------------------------------------------------------------------------
 Metaldyne Corp., Sr. Sec. Credit Facilities Term Loan,
 Tranche D, 4.625%, 6/4/09(1,2)                             4,000,000    4,001,668
------------------------------------------------------------------------------------
 Mueller Industries, Sr. Sec. Credit Facilities Tem Loan,
 Tranche E, 4.61%, 6/25/08(1,2)                             1,273,585    1,277,724
------------------------------------------------------------------------------------
 Mueller Industries, Sr. Sec. Credit Facilities Term Loan,
 Tranche E, 4.56%, 6/25/08(1,2)                             1,726,415    1,732,026
------------------------------------------------------------------------------------
 Trimas Corp., Sr. Sec. Credit Facilities Term Loan,
 Tranche B, 4.625%, 11/15/09(1,2)                           3,000,000    3,022,968
------------------------------------------------------------------------------------
 Trinity Industries, Inc., Sr. Sec.
 Credit Facilities Term Loan,
 Tranche B, 4.875%-4.969%, 5/31/07(2)                       5,000,000    5,014,065
------------------------------------------------------------------------------------
 Xerox Corp., Sr. Sec. Credit Facilities Term Loan:
 Tranche B, 5.93%, 4/30/05(1,2)                             3,000,000    2,758,749
 Tranche C, 6.34%, 9/15/02(1,2)                             3,000,000    2,949,375
                                                                      ------------
                                                                        39,405,946

------------------------------------------------------------------------------------
 METALS & MINING--2.5%
 Citation Corp., Sr. Sec. Credit Facilities Term Loan:
 Tranche A, 5.188%, 9/30/05(1,2)                              969,251      862,633
 Tranche B, 5.938%, 12/1/07(1,2)                            3,315,335    2,950,648
------------------------------------------------------------------------------------
 Ispat Inland LP, Sr. Sec. Credit Facilities Term Loan:
 Tranche B, 5.605%, 7/16/05(1,2)                            2,510,831    1,770,136
 Tranche C, 5.605%, 7/16/06(1,2)                            2,510,831    1,770,136
------------------------------------------------------------------------------------
 Murrin Murrin, Sr. Sec. Credit Facilities Term Loan,
 Tranche B, 5.063%, 2/28/05(1,3)                            2,735,294      752,206
------------------------------------------------------------------------------------
 Steel Dynamics, Inc., Sr. Sec. Credit
 Facilities Term Loan,
 Tranche B, 5.61%-6.11%, 3/26/08(1,2)                       3,000,000    3,015,000
                                                                      ------------
                                                                        11,120,759

------------------------------------------------------------------------------------
 NONDURABLE HOUSEHOLD GOODS--2.3%
 American Greetings Corp., Sr. Sec.
 Credit Facilities Term Loan,
 Tranche B, 6.399%, 8/2/06(2)                               2,981,231    2,988,684
------------------------------------------------------------------------------------
 SC Johnson Commercial Markets, Sr.
 Sec. Credit Facilities Term Loan,
 Tranche B, 5.396%, 11/3/09(1,2)                            3,900,000    3,932,386
------------------------------------------------------------------------------------
 William Carter Co. (The), Sr. Sec.
 Credit Facilities Term Loan,
 Tranche B, 5.36%-5.70%, 7/23/08(1,2)                       3,473,750    3,517,172
                                                                      ------------
                                                                        10,438,242

------------------------------------------------------------------------------------
 OIL - DOMESTIC--2.0%
 Premcor Refining Group, Inc., Sr.
 Unsec. Credit Facilities Term Loan,
 4.688%, 11/15/04(1,2)                                      7,000,000    6,790,000
------------------------------------------------------------------------------------
 Tesoro Petroleum Corp., Sr. Sec.
 Credit Facilities Term Loan,
 Tranche B, 6.50%, 12/31/07(1,2)                            1,992,802    1,961,872
                                                                      ------------
                                                                         8,751,872



15    OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF INVESTMENTS  Continued

                                                            PRINCIPAL MARKET VALUE
                                                               AMOUNT   SEE NOTE 1
------------------------------------------------------------------------------------
 PAPER--0.9%
 Jefferson Smurfit Group plc, Sr. Sec.
 Credit Facilities Term Loan,
 Tranche B, 4.125%, 4/27/07(1,2)                           $4,000,000 $  4,009,064
------------------------------------------------------------------------------------
 PUBLISHING--1.7%
 CBD Media, Inc., Sr. Sec. Credit Facilities Term Loan,
 Tranche B, 5.141%, 12/31/08(1,2)                           2,000,000    2,015,312
------------------------------------------------------------------------------------
 Transwestern Publishing Co., Sr. Sec.
 Credit Facilities Term Loan,
 Tranche B, 4.84%-5.16%, 5/17/08(1,2)                       2,970,000    2,988,562
------------------------------------------------------------------------------------
 Yell Group Ltd., Sr. Sec. Credit Facilities Term Loan,
 Tranche B2, 4.818%, 3/31/09(1,2)                           2,500,000    2,504,688
                                                                      ------------
                                                                         7,508,562

------------------------------------------------------------------------------------
 RAILROADS--1.0%
 DM&E Railroad, Sr. Sec. Credit Facilities Term Loan,
 8.63%, 12/31/07(1,2)                                       2,500,000    2,506,250
------------------------------------------------------------------------------------
 Helm Holding Corp., Sr. Sec. Credit
 Facilities Term Loan,
 Tranche B, 5.605%-5.61%, 10/16/06(1,2)                     2,407,517    2,184,822
                                                                      ------------
                                                                         4,691,072

------------------------------------------------------------------------------------
 RESTAURANTS--1.2%
 Buffets, Inc., Sr. Sec. Credit Facilities Term Loan,
 Tranche B, 5.355%-5.414%, 6/5/09(1,2)                      3,200,000    3,214,000
------------------------------------------------------------------------------------
 Domino's Pizza, Sr. Sec. Credit Facilities Term Loan,
 Tranche B, 6.164%, 7/31/08(1,2)                            2,000,000    2,007,500
                                                                      ------------
                                                                         5,221,500

------------------------------------------------------------------------------------
 SHIPPING--1.5%
 American Commercial Lines LLC, Sr.
 Sec. Credit Facilities Term Loan:
 Tranche A, 5.688%, 6/30/05(1,2)                            2,560,778    2,432,739
 Tranche B, 6%, 6/30/06(2)                                  1,984,726    1,878,402
 Tranche C, 6.25%, 6/30/07(2)                               2,632,535    2,491,507
                                                                      ------------
                                                                         6,802,648

------------------------------------------------------------------------------------
 SPECIALTY PRINTING--0.4%
 Norwood Promotional Products, Sr.
 Sec. Credit Facilities Term Loan:
 Tranche A, 7%, 2/28/05(1,2)                                  952,409      880,978
 Tranche B, 2.52%, 2/28/05(1,2)                             3,653,993      694,259
 Tranche C, 2/28/05(1,2,4)                                    182,832       10,056
                                                                      ------------
                                                                         1,585,293

------------------------------------------------------------------------------------
 SPECIALTY RETAILING--1.9%
 Hines Nurseries, Inc., Sr. Sec.
Credit Facilities Term Loan,
 Tranche B, 5.625%, 12/31/04(1,2)                             511,354      511,354
------------------------------------------------------------------------------------
 Hollywood Entertainment Corp., Sr.
 Sec. Credit Facilities Term Loan,
 Tranche B, 5.84%, 6/30/06(1,2)                             2,833,333    2,846,319
------------------------------------------------------------------------------------
 Micro Warehouse, Inc., Sr. Sec.
 Credit Facilities Term Loan,
 Tranche B, 6.875%, 1/28/07(1,2)                            2,821,165    1,939,551
------------------------------------------------------------------------------------
 Petco Animal Supplies, Inc., Sr.
 Sec. Credit Facilities Term Loan,
 Tranche B, 5.34%, 10/1/08(1,2)                             2,976,923    2,989,328
                                                                      ------------
                                                                         8,286,552





16    OPPENHEIMER SENIOR FLOATING RATE FUND

                                                            PRINCIPAL MARKET VALUE
                                                               AMOUNT   SEE NOTE 1
------------------------------------------------------------------------------------
 TELECOMMUNICATIONS - TECHNOLOGY--0.5%
 Hughes Electronics Corp., Sr. Sec.
 Credit Facilities Term Loan,
 Tranche B, 5.38%, 12/15/02(1,2)                           $1,000,000 $    999,531
------------------------------------------------------------------------------------
 IPC Information System, Sr. Sec.
 Credit Facilities Term Loan,
 Tranche B, 7.50%, 12/31/06(1,2)                            1,412,500    1,412,500
                                                                      ------------
                                                                         2,412,031

------------------------------------------------------------------------------------
 TELEPHONE - UTILITY--2.5%
 Broadwing, Inc., Sr. Sec. Credit Facilities Term Loan,
 Tranche B, 4.57%-4.64%, 12/30/06(1,2)                      1,136,955      972,095
------------------------------------------------------------------------------------
 Globenet Communications Holdings Ltd.,
 Sr. Sec. Credit Facilities Term Loan,
 Tranche D, 9/30/05(1,3,5)                                  5,000,000    1,125,000
------------------------------------------------------------------------------------
 Level 3 Communications, Inc., Sr. Sec.
 Credit Facilities Revolving Credit Loan,
 9/30/07(1,2,4)                                             2,779,670    2,135,713
------------------------------------------------------------------------------------
 Level 3 Communications, Inc., Sr. Sec.
 Credit Facilities Term Loan,
 Tranche B, 5.60%, 1/15/08(1,2)                             1,500,000    1,094,374
------------------------------------------------------------------------------------
 NTELOS, Inc., Sr. Sec. Credit Facilities Term Loan,
 Tranche B, 5.82%, 7/26/08(1,2)                             2,000,000    1,530,000
------------------------------------------------------------------------------------
 Valor Communications LLC, Sr. Sec.
 Credit Facilities Term Loan,
 Tranche B, 5.65%, 6/26/07(1,2)                             2,443,907    2,340,041
------------------------------------------------------------------------------------
 XO Communications, Inc., Sr. Sec.
 Credit Facilities Term Loan,
 Tranche B, 7%, 6/30/07(1,3)                                5,000,000    2,050,000
                                                                      ------------
                                                                        11,247,223

------------------------------------------------------------------------------------
 TEXTILE/APPAREL--0.6%
 Joan Fabrics Corp., Sr. Sec. Credit Facilities Term Loan:
 Tranche B, 5.875%, 8/28/05(1,2)                              970,748      931,918
 Tranche C, 6.125%, 8/28/06(1,2)                              501,450      481,392
------------------------------------------------------------------------------------
 Levi Strauss & Co., Sr. Sec. Credit Facilities Term Loan,
 Tranche A, 5.40%, 8/29/03(2)                               1,045,504    1,049,293
                                                                      ------------
                                                                         2,462,603

------------------------------------------------------------------------------------
 TRUCKS & PARTS--1.3%
 Federal Mogul Corp., Sr. Sec. Credit
 Facilities Term Loan, Debtor in Possession,
 Tranche B, 5.375%, 11/1/03(1,2)                            1,709,503    1,726,598
------------------------------------------------------------------------------------
 Motor Coach Industries International, Inc.,
 Sr. Sec. Credit Facilities Term Loan,
 Tranche B, 5.81%-5.86%, 6/16/06(1,2)                       4,727,089    4,260,289
                                                                      ------------
                                                                         5,986,887

------------------------------------------------------------------------------------
 WIRELESS SERVICES--6.1%
 Alamosa Holdings, Inc., Sr. Sec. Credit
 Facilities Term Loan,
 Tranche A, 5.938%, 2/14/08(2)                              3,568,098    3,211,287
------------------------------------------------------------------------------------
 American Tower Corp., Sr. Sec. Credit
 Facilities Term Loan,
 Tranche B, 4.86%, 12/31/07(1,2)                            2,700,000    2,294,158
------------------------------------------------------------------------------------
 Centennial Cellular Operating Co., Sr.
 Sec. Credit Facilities Term Loan:
 Tranche B, 4.90%-5.05%, 5/31/07(1,2)                         498,713      333,344
 Tranche C, 5.13%-5.47%, 11/30/07(1,2)                        498,710      333,340
------------------------------------------------------------------------------------
 Crown Castle International Corp., Sr.
 Sec. Credit Facilities Term Loan,
 Tranche B, 4.67%, 3/15/08(2)                               5,000,000    4,630,555


17    OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF INVESTMENTS  Continued

                                                            PRINCIPAL MARKET VALUE
                                                               AMOUNT   SEE NOTE 1
------------------------------------------------------------------------------------
 WIRELESS SERVICES Continued
 Dobson Operating Co. LLC, Sr. Sec.
 Credit Facilities Term Loan:
 Tranche A, 4.13%, 4/30/07(1,2)                           $  962,687  $    830,317
 Tranche B, 5.13%, 12/31/07(1,2)                           1,265,753     1,156,582
------------------------------------------------------------------------------------
 Dobson Sygnet Operating Co., Sr. Sec.
 Credit Facilities Term Loan,
 Tranche C, 5.61%, 12/23/07(1,2)                           4,730,946     4,210,542
------------------------------------------------------------------------------------
 Nextel Communications, Inc., Sr. Sec.
 Credit Facilities Term Loan:
 Tranche A, 3.938%, 12/31/07(2)                            2,000,000     1,610,834
 Tranche D, 4.938%, 2/28/09(2)                             5,500,000     4,396,332
------------------------------------------------------------------------------------
 Nextel Communications, Inc., Sr. Sec.
 Credit Facilities Term Loan, Multi Draw,
 Tranche A, 12/31/07(1,2,4)                                2,500,000     2,013,543
------------------------------------------------------------------------------------
 Triton PCS, Inc., Sr. Sec. Credit
 Facilities Term Loan,
 Tranche B, 4.813%-4.875%, 5/4/07(1,2)                     2,481,266     2,351,000
                                                                      ------------
                                                                        27,371,834

 Total Corporate Loans (Cost $497,344,556)                             480,029,806

====================================================================================
 CORPORATE BONDS AND NOTES--3.3%
------------------------------------------------------------------------------------

 Finova Group, Inc. (The), 7.50% Nts., 11/15/09            3,000,000       915,000
------------------------------------------------------------------------------------
 Fort James Corp., 6.625% Sr. Unsec. Nts., 9/15/04         4,000,000     3,745,516
------------------------------------------------------------------------------------
 Lyondell Chemical Co., 9.875% Sec. Nts.,
 Series B, 5/1/07                                          2,000,000     1,880,000
------------------------------------------------------------------------------------
 Price Communications Wireless, Inc.,
 11.75% Sr. Sub. Nts., 7/15/07                             5,000,000     5,312,500
------------------------------------------------------------------------------------
 VoiceStream Wireless Corp., 10.375% Sr.
 Unsec. Nts., 11/15/09                                     2,967,000     2,759,310
                                                                      ------------
 Total Corporate Bonds and Notes (Cost $16,189,923)                     14,612,326

                                                             SHARES
====================================================================================
 COMMON STOCKS--0.6%
------------------------------------------------------------------------------------

 Washington Group International, Inc.(5) (Cost $3,994,800)   144,735     2,605,230

                                                              UNITS
====================================================================================
 RIGHTS, WARRANTS AND CERTIFICATES--0.0%
------------------------------------------------------------------------------------

 Exide Corp. Wts., Exp. 3/18/06(5) (Cost $0)                   1,572            --

------------------------------------------------------------------------------------
 TOTAL INVESTMENTS, AT VALUE (COST $517,529,279)               111.3%  497,247,362
------------------------------------------------------------------------------------
 LIABILITIES IN EXCESS OF OTHER ASSETS                         (11.3)  (50,471,502)
                                                     -------------------------------
 NET ASSETS                                                    100.0% $446,775,860
                                                     ===============================




FOOTNOTES TO STATEMENT OF INVESTMENTS
1. Identifies issues considered to be illiquid--See Note 5 of Notes to Financial Statements.
2. Represents the current interest rate for a variable or increasing rate security.
3. Issuer is in default.
4. This Senior Loan will settle after August 31, 2002, at which time the interest rate will be determined.
5. Non-income producing security.
SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.




18    OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF ASSETS AND LIABILITIES  July 31, 2002

======================================================================================
 ASSETS
--------------------------------------------------------------------------------------
 Investments, at value (cost $517,529,279) --
 see accompanying statement                                          $ 497,247,362
--------------------------------------------------------------------------------------
 Cash                                                                      670,398
 Receivables and other assets:
 Investments sold                                                       21,433,681
 Interest and principal paydowns                                         2,929,060
 Other                                                                       3,004
                                                               -----------------------
 Total assets                                                          522,283,505

======================================================================================
 LIABILITIES
--------------------------------------------------------------------------------------

 Payables and other liabilities:
 Shares of beneficial interest repurchased                              48,944,798
 Investments purchased                                                  25,153,670
 Notes payable to bank (interest rate 2.4375% at July 31, 2002)            600,000
 Distribution and service plan fees                                        105,064
 Transfer and shareholder servicing agent fees                              77,418
 Shareholder reports                                                        63,745
 Dividends                                                                  63,458
 Trustees' compensation                                                      1,231
 Other                                                                     498,261
                                                               -----------------------
 Total liabilities                                                      75,507,645

======================================================================================
 NET ASSETS                                                          $ 446,775,860
                                                               =======================

======================================================================================
 COMPOSITION OF NET ASSETS
--------------------------------------------------------------------------------------

 Par value of shares of beneficial interest                          $      49,416
--------------------------------------------------------------------------------------
 Additional paid-in capital                                            505,119,708
--------------------------------------------------------------------------------------
 Overdistributed net investment income                                     (63,456)
--------------------------------------------------------------------------------------
 Accumulated net realized loss on investment transactions              (38,047,891)
--------------------------------------------------------------------------------------
 Net unrealized depreciation on investments                            (20,281,917)
                                                               -----------------------
 NET ASSETS                                                          $ 446,775,860
                                                               =======================

======================================================================================
 NET ASSET VALUE PER SHARE
--------------------------------------------------------------------------------------

 Class A Shares:
 Net asset value per share (based on net assets of
 $33,904,508 and 3,752,821 shares
 of beneficial interest outstanding)                                         $9.03
--------------------------------------------------------------------------------------
 Class B Shares:
 Net asset value, repurchase price (excludes
 applicable contingent deferred
 sales charge) and offering price per share
 (based on net assets of $176,759,926
 and 19,557,506 shares of beneficial interest outstanding)                   $9.04
--------------------------------------------------------------------------------------
 Class C Shares:
 Net asset value, repurchase price (excludes
 applicable contingent deferred
 sales charge) and offering price per share
 (based on net assets of $236,111,426
 and 26,105,660 shares of beneficial interest outstanding)                   $9.04



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.




19    OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF OPERATIONS  For the Year Ended July 31, 2002

=======================================================================================
 INVESTMENT INCOME
---------------------------------------------------------------------------------------
 Interest                                                              $38,947,509
=======================================================================================
 EXPENSES
---------------------------------------------------------------------------------------

 Management fees                                                         3,984,343
---------------------------------------------------------------------------------------
 Distribution and service plan fees:
 Class A                                                                   102,109
 Class B                                                                 1,552,338
 Class C                                                                 2,276,034
---------------------------------------------------------------------------------------
 Custodian fees and expenses                                               761,022
---------------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees                             610,564
---------------------------------------------------------------------------------------
 Revolving credit interest                                                 313,028
---------------------------------------------------------------------------------------
 Shareholder reports                                                       267,839
---------------------------------------------------------------------------------------
 Trustees' compensation                                                     16,046
---------------------------------------------------------------------------------------
 Other                                                                     491,512
                                                               ------------------------
 Total expenses                                                         10,374,835
 Less reduction to custodian expenses                                      (14,974)
 Less voluntary waiver of expenses                                      (1,103,362)
                                                               ------------------------
 Net expenses                                                            9,256,499


=======================================================================================
 NET INVESTMENT INCOME                                                  29,691,010

=======================================================================================
 REALIZED AND UNREALIZED LOSS
---------------------------------------------------------------------------------------

 Net realized loss on investments                                      (30,550,004)
---------------------------------------------------------------------------------------
 Net change in unrealized depreciation on investments                     (350,259)
                                                               ------------------------
 Net realized and unrealized loss                                      (30,900,263)

=======================================================================================
 NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                  $(1,209,253)
                                                               ========================



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


20    OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENTS OF CHANGES IN NET ASSETS


 YEAR ENDED JULY 31,                                            2002          2001
=====================================================================================
 OPERATIONS
-------------------------------------------------------------------------------------
 Net investment income                                  $ 29,691,010  $ 41,367,566
-------------------------------------------------------------------------------------
 Net realized loss                                       (30,550,004)   (9,519,614)
-------------------------------------------------------------------------------------
 Net change in unrealized depreciation                      (350,259)  (19,330,546)
                                                   ----------------------------------
 Net increase (decrease) in net assets
 resulting from operations                                (1,209,253)   12,517,406

=====================================================================================
 DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
-------------------------------------------------------------------------------------
 Dividends from net investment income:
 Class A                                                  (2,328,510)   (3,405,716)
 Class B                                                 (10,630,739)  (13,166,600)
 Class C                                                 (15,688,803)  (24,215,665)

=====================================================================================
 BENEFICIAL INTEREST TRANSACTIONS
-------------------------------------------------------------------------------------
 Net increase (decrease) in net assets resulting
 from beneficial interest transactions:
 Class A                                                  (8,831,399)   24,667,172
 Class B                                                 (32,640,692)  131,349,652
 Class C                                                 (97,334,747)  171,997,169

=====================================================================================
 NET ASSETS
-------------------------------------------------------------------------------------
 Total increase (decrease)                              (168,664,143)  299,743,418
-------------------------------------------------------------------------------------
 Beginning of period                                     615,440,003   315,696,585
                                                   ----------------------------------
 End of period [including undistributed
 (overdistributed) net investment
 income of $(63,456) and $28,473, respectively]         $446,775,860  $615,440,003
                                                   ==================================



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


21    OPPENHEIMER SENIOR FLOATING RATE FUND

FINANCIAL HIGHLIGHTS

CLASS A      YEAR ENDED JULY 31,                             2002      2001   2000(1)
=========================================================================================
 PER SHARE OPERATING DATA
 Net asset value, beginning of period                       $9.51     $9.96    $10.00
-----------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                        .54       .80       .71
 Net realized and unrealized loss                            (.50)     (.46)     (.04)
                                                      -----------------------------------
 Total from investment operations                             .04       .34       .67
-----------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                        (.52)     (.79)     (.71)
-----------------------------------------------------------------------------------------
 Net asset value, end of period                             $9.03     $9.51    $ 9.96
                                                      ===================================

=========================================================================================
 TOTAL RETURN, AT NET ASSET VALUE(2)                         0.44%     3.52%     6.94%
-----------------------------------------------------------------------------------------

=========================================================================================
 RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)                 $33,905   $44,985   $22,421
-----------------------------------------------------------------------------------------
 Average net assets (in thousands)                        $41,195   $41,457   $ 6,600
-----------------------------------------------------------------------------------------
 Ratios to average net assets:(3)
 Net investment income                                       5.84%     8.11%     8.30%
 Expenses                                                    1.42%     1.20%     1.26%
 Expenses, net of voluntary waiver of expenses
 and/or reduction to custodian expenses                      1.22%     1.00%     0.87%
-----------------------------------------------------------------------------------------
 Portfolio turnover rate                                       92%       47%       62%



1. For the period from September 8, 1999 (inception of offering) to July 31,
2000.
2. Assumes an investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and repurchase at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.
SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.





22    OPPENHEIMER SENIOR FLOATING RATE FUND

 CLASS B    YEAR ENDED JULY 31,                              2002      2001   2000(1)
=========================================================================================
 PER SHARE OPERATING DATA
 Net asset value, beginning of period                      $ 9.51     $9.97    $10.00
-----------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                        .49       .76       .67
 Net realized and unrealized loss                            (.49)     (.47)     (.03)
                                                       ----------------------------------
 Total from investment operations                              --       .29       .64
-----------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                        (.47)     (.75)     (.67)
-----------------------------------------------------------------------------------------
 Net asset value, end of period                             $9.04     $9.51    $ 9.97
                                                       ==================================

=========================================================================================
 TOTAL RETURN, AT NET ASSET VALUE(2)                         0.05%     2.96%     6.56%
-----------------------------------------------------------------------------------------

=========================================================================================
 RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)                $176,760  $220,328   $98,343
-----------------------------------------------------------------------------------------
 Average net assets (in thousands)                       $206,869  $177,025   $49,122
-----------------------------------------------------------------------------------------
 Ratios to average net assets:(3)
 Net investment income                                       5.33%     7.56%     7.80%
 Expenses                                                    1.92%     1.64%     1.76%
 Expenses, net of voluntary waiver of expenses
 and/or reduction to custodian expenses                      1.72%     1.44%     1.37%
-----------------------------------------------------------------------------------------
 Portfolio turnover rate                                       92%       47%       62%



1. For the period from September 8, 1999 (inception of offering) to July 31,
2000.
2. Assumes an investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and repurchase at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.
SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

23    OPPENHEIMER SENIOR FLOATING RATE FUND

FINANCIAL HIGHLIGHTS  Continued

  CLASS C    YEAR ENDED JULY 31,                             2002      2001   2000(1)
=========================================================================================
 PER SHARE OPERATING DATA
 Net asset value, beginning of period                      $ 9.51    $ 9.97    $10.00
-----------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                        .50       .76       .67
 Net realized and unrealized loss                            (.50)     (.47)     (.04)
                                                    -------------------------------------
 Total from investment operations                              --       .29       .63
-----------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                        (.47)     (.75)     (.66)
-----------------------------------------------------------------------------------------
 Net asset value, end of period                             $9.04     $9.51    $ 9.97
                                                    =====================================

=========================================================================================
 TOTAL RETURN, AT NET ASSET VALUE(2)                         0.05%     2.96%     6.51%
-----------------------------------------------------------------------------------------

=========================================================================================
 RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)                $236,111  $350,126  $194,933
-----------------------------------------------------------------------------------------
 Average net assets (in thousands)                       $303,123  $323,725  $ 82,761
-----------------------------------------------------------------------------------------
 Ratios to average net assets:(3)
 Net investment income                                       5.37%     7.60%     7.79%
 Expenses                                                    1.92%     1.65%     1.77%
 Expenses, net of voluntary waiver of expenses
 and/or reduction to custodian expenses                      1.72%     1.45%     1.38%
-----------------------------------------------------------------------------------------
 Portfolio turnover rate                                       92%       47%       62%



1. For the period from September 8, 1999 (inception of offering) to July 31,
2000.
2. Assumes an investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and repurchase at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.
SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

24    OPPENHEIMER SENIOR FLOATING RATE FUND

NOTES TO FINANCIAL STATEMENTS


================================================================================
 1. SIGNIFICANT ACCOUNTING POLICIES
 Oppenheimer Senior Floating Rate Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as a non-diversified, closed-end management investment company. The Fund seeks as high a level of current income and preservation of capital as is consistent with investing primarily in senior floating rate loans and other debt securities. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).
    The Fund offers Class A, Class B and Class C shares. Class A shares are not available for direct purchase and are available only upon automatic conversion of Class B shares or exchange of shares of certain other Oppenheimer funds, and by purchase through "wrap" programs of financial advisors that have special agreements with the Distributor for that purpose. Class B and Class C shares are sold without an initial sales charge but may be subject to an Early Withdrawal Charge. All classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own expenses directly attributable to that class and exclusive voting rights with respect to matters affecting that class. Classes A, B and C shares have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares 72 months after the end of the month in which you purchase them.
    The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
 SECURITIES VALUATION. Securities for which quotations are readily available are valued at the last sale price, or if in the absence of a sale, at the last sale price on the prior trading day if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at cost (or last determined market value) and adjusted for amortization or accretion to maturity of any premium or discount.

--------------------------------------------------------------------------------
 WHEN-ISSUED AND DELAYED DELIVERY SECURITY TRANSACTIONS. The Fund purchases and sells interests in Senior Loans and other portfolio securities on a "when issued" and "delayed delivery" basis. No income accrues to the Fund on such interests or securities in connection with such purchase transactions prior to the date the Fund actually takes delivery of such interest or securities. These transactions are subject to market fluctuation; the value of the interests in Senior Loans and other portfolio debt securities at delivery may be more or less than their purchase prices, and yields generally available on such interests or securities when delivery occurs may be higher or lower than yields on the interest or securities obtained pursuant to such transactions. Because the Fund relies on the buyer or seller to consummate the transaction, failure by the other party to complete the transaction may result in the Fund missing the opportunity of obtaining a price or yield considered to be advantageous. When the Fund is the buyer in such a

25    OPPENHEIMER SENIOR FLOATING RATE FUND

NOTES TO FINANCIAL STATEMENTS  Continued

================================================================================
 1. SIGNIFICANT ACCOUNTING POLICIES Continued transaction, it will maintain, in a segregated account with its custodian, cash or liquid securities having an aggregate value equal to the amount of such purchase commitments until payment is made. To the extent the Fund engages in "when issued" and "delayed delivery" purchases, it will do so for the purpose of acquiring interest or securities for the Fund's portfolio consistent with the Fund's investment objective and policies and not for the purpose of investment leverage.

--------------------------------------------------------------------------------
 SENIOR LOANS. Under normal market conditions, the Fund will invest at least 80% of its total assets in collateralized floating rate senior loans made to U.S. and foreign borrowers that are corporations, partnerships or other business entities. The Fund will do so either as an original lender or as a purchaser of an assignment of a loan or a participation interest in a loan.
    Senior Loans generally are not listed on any national securities exchange or automated quotation system and no active trading market exists for many Senior Loans. As a result, many Senior Loans are illiquid, meaning the Fund may not be able to sell them quickly at a fair price. To the extent that a secondary market does exist for certain Senior Loans, the market may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. As of July 31, 2002, securities with an aggregate market value of $480,029,806, representing 107.4% of the Fund's net assets were comprised of senior loans, of which $379,152,241, representing 84.86% of net assets, were illiquid.

--------------------------------------------------------------------------------
 SECURITY CREDIT RISK. Senior loans are subject to credit risk. Credit risk relates to the ability of the borrower under a senior loan to make interest and principal payments on the loan as they become due. The Fund's investments in senior loans are subject to risk of default. As of January 31, 2002, securities with an aggregate market value of $3,927,206, representing 0.88% of the Fund's net assets, were in default.

--------------------------------------------------------------------------------
 JOINT REPURCHASE AGREEMENTS. The Fund, along with other affiliated funds managed by the Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
 ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

26    OPPENHEIMER SENIOR FLOATING RATE FUND

--------------------------------------------------------------------------------
 FEDERAL TAXES. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required.

 As of July 31, 2002, the Fund had available for federal income tax purposes unused capital loss carryforwards as follows:
                              EXPIRING
                              ----------------------
                              2009       $     2,975
                              2010        14,893,083
                                         -----------
                              Total      $14,896,058
                                         ===========

 As of July 31, 2002, the Fund had approximately $23,152,000 of post-October losses available to offset future capital gains, if any. Such losses, if unutilized, will expire in 2011.

--------------------------------------------------------------------------------
 DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

--------------------------------------------------------------------------------
 CLASSIFICATION OF DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes primarily because of paydown gains and losses and the recognition of certain foreign currency gains (losses) as ordinary income
 (loss) for tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

 The Fund adjusts the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations. Accordingly, during the year ended July 31, 2002, amounts have been reclassified to reflect a decrease in paid-in capital of $97,756, a decrease in undistributed net investment income of $993,228, and a decrease in accumulated net realized loss on investments of $1,090,984. Net assets of the Fund were unaffected by the reclassifications.

27    OPPENHEIMER SENIOR FLOATING RATE FUND

NOTES TO FINANCIAL STATEMENTS  Continued



================================================================================
 1. SIGNIFICANT ACCOUNTING POLICIES Continued
 The tax character of distributions paid during the years ended July 31, 2002 and July 31, 2001 was as follows:
                                           YEAR ENDED        YEAR ENDED
                                        JULY 31, 2002     JULY 31, 2001
                 ------------------------------------------------------
                 Distributions paid from:
                 Ordinary income          $28,648,052       $40,787,981
                 Long-term capital gain            --                --
                 Return of capital                 --                --
                                          -----------------------------
                 Total                    $28,648,052       $40,787,981
                                          =============================

 As of July 31, 2002, the components of distributable earnings on a tax basis were as follows:
                 Overdistributed net investment income    $    (63,456)
                 Accumulated net realized loss             (38,047,891)
                 Net unrealized depreciation               (20,281,917)
                                                           -----------
                 Total                                    $(58,393,264)
                                                          ============

--------------------------------------------------------------------------------
 INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
 SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
 OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

================================================================================
 2. REPURCHASE OFFERS AND SHARES OF BENEFICIAL INTEREST
 The Fund has adopted the following fundamental policies concerning periodic repurchase offers:
    o The Fund will make periodic Repurchase Offers, pursuant to Rule 23c-3 under the Investment Company Act of 1940 (as that rule may be amended from time to time).
    o Repurchase offers shall be made at periodic intervals of three months between Repurchase Request Deadlines. The Deadlines will be at the time on a regular business day (normally the last regular business day) in the months of January, April, July and October to be determined by the Fund's Board of Trustees.
    o The Repurchase Pricing Date for a particular Repurchase Offer shall be not more than 14 days after the Repurchase Request Deadline for the Repurchase Offer. If that day is not

28    OPPENHEIMER SENIOR FLOATING RATE FUND
 a regular business day, then the Repurchase Pricing Date will be the following regular business day.
 Each quarter, the Fund's Board will determine the number of shares that the Fund will offer to repurchase in a particular Repurchase Offer. The Repurchase Offer Amount will be at least 5% but not more than 25% of the total number of shares of all classes of the Fund (in the aggregate) outstanding on the Repurchase Request Deadline. If shareholders tender more than the Repurchase Offer Amount for a particular Repurchase Offer, the Fund may repurchase up to an additional 2% of the shares outstanding on the Repurchase Request Deadline.

 For the year ended July 31, 2002, the Fund extended four Repurchase Offers:

                          PERCENTAGE OF
                     OUTSTANDING SHARES       AMOUNT OF SHARES        NUMBER OF
 REPURCHASE            THE FUND OFFERED       THE FUND OFFERED  SHARES TENDERED
 REQUEST DEADLINE         TO REPURCHASE          TO REPURCHASE    (ALL CLASSES)
--------------------------------------------------------------------------------
 October 31, 2001                    14%             9,605,616        9,387,147
 January 31, 2002                    20             11,313,789        4,753,733
 April 30, 2002                      20             11,603,975        5,024,092
 July 31, 2002                       20             10,982,376        5,371,972

 The Fund is authorized to issue an unlimited number of shares of each class and at the date of this report has registered 105 million shares, par value $0.001 each. Class A shares are not available for direct purchase except by exchange of shares of certain other Oppenheimer funds, by purchase through "wrap" programs of financial advisors that have special agreements with the Distributor for that purpose, or by automatic conversion of Class B shares. The Fund sells Class B and Class C shares continuously at the respective offering price for each class of shares.

 Transactions in shares of beneficial interest were as follows:

                            YEAR ENDED JULY 31, 2002      YEAR ENDED JULY 31, 2001
                                SHARES        AMOUNT         SHARES         AMOUNT
------------------------------------------------------------------------------------
 CLASS A
 Converted and exchanges       831,509  $  7,861,328      4,024,120   $ 39,666,352
 Dividends and/or
 distributions reinvested      161,641     1,493,016        221,942      2,169,572
 Repurchased                (1,970,989)  (18,185,743)    (1,765,776)   (17,168,752)
                           ---------------------------------------------------------
 Net increase (decrease)      (977,839) $ (8,831,399)     2,480,286   $ 24,667,172
                           =========================================================

------------------------------------------------------------------------------------
 CLASS B
 Sold                        2,121,683  $ 20,100,762     15,128,458   $148,981,360
 Dividends and/or
 distributions reinvested      673,955     6,228,099        802,175      7,830,791
 Repurchased                (6,404,715)  (58,969,553)    (2,629,196)   (25,462,499)
                           ---------------------------------------------------------
 Net increase (decrease)    (3,609,077) $(32,640,692)    13,301,437   $131,349,652
                           =========================================================

------------------------------------------------------------------------------------
 CLASS C
 Sold                        4,144,208  $ 39,161,436     25,715,788   $253,773,178
 Dividends and/or
 distributions reinvested    1,147,042    10,610,827      1,685,177     16,474,396
 Repurchased               (15,983,278) (147,107,010)   (10,150,059)   (98,250,405)
                           ---------------------------------------------------------
 Net increase (decrease)   (10,692,028) $(97,334,747)    17,250,906   $171,997,169
                           =========================================================


29    OPPENHEIMER SENIOR FLOATING RATE FUND

NOTES TO FINANCIAL STATEMENTS  Continued


================================================================================
 3. PURCHASES AND SALES OF SECURITIES
 The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended July 31, 2002, were $576,160,694 and $493,774,525, respectively.

 As of July 31, 2002, unrealized appreciation (depreciation) based on cost of securities for federal income tax purposes of $517,529,279 was composed of:

                    Gross unrealized appreciation  $  3,496,586
                    Gross unrealized depreciation   (23,778,503)
                                                   ------------
                    Net unrealized depreciation    $(20,281,917)
                                                   ============

 The difference between book-basis and tax-basis unrealized appreciation and depreciation, if applicable, is attributable primarily to the tax deferral of losses on wash sales, or return of capital dividends, and the realization for tax purposes of unrealized gain (loss) on certain futures contracts, investments in passive foreign investment companies, and forward foreign currency exchange contracts.

================================================================================
 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES
 MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee of 0.75% of the first $200 million of average annual net assets of the Fund, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million, and 0.60% of average annual net assets in excess of $800 million. The management fee is based upon a percentage of the Fund's average annual net assets and is shown without giving effect to a voluntary reduction by the Manager of 0.20% of the management fee annually. That voluntary reduction and waiver may be withdrawn or amended at any time. The Fund's management fee for the year ended July 31, 2002, was an annualized rate of 0.72%.

--------------------------------------------------------------------------------
 TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a $22.50 per account fee.
    OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes, up to an annual rate of 0.35% of average net assets per class. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
 DISTRIBUTION AND SERVICE PLAN FEES. Under its General Distributor's Agreement with the Manager, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.



30    OPPENHEIMER SENIOR FLOATING RATE FUND

 The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.

                                           CONCESSIONS              CONCESSIONS
                                            ON CLASS B              ON CLASS C
                                       SHARES ADVANCED          SHARES ADVANCED
 YEAR ENDED                             BY DISTRIBUTOR(1)     BY DISTRIBUTOR(1)
--------------------------------------------------------------------------------
 July 31, 2002                                 $510,586              $372,371

 1. The Distributor advances concession on payments to dealers for sales of Class B and Class C shares from its own resources at the time of sale.

           CLASS A EARLY WITHDRAWAL  CLASS B EARLY WITHDRAWAL  CLASS C EARLY WITHDRAWAL
                   CHARGE (RETAINED          CHARGE (RETAINED          CHARGE (RETAINED
 YEAR ENDED         BY DISTRIBUTOR)           BY DISTRIBUTOR)           BY DISTRIBUTOR)
---------------------------------------------------------------------------------------
 July 31, 2002                  $--                  $578,173                  $161,001

 The Fund has adopted a Service Plan for Class A shares and Distribution and Service Plans for Class B and Class C shares. Because the Fund is a closed-end fund and is not able to rely on the provisions of Rule 12b-1 of the Investment Company Act of 1940 (the Act), the Fund has requested and obtained from the Securities and Exchange Commission (the SEC) exemptive relief from certain provisions of the Act. The opera- tion of those plans is contingent upon the continued availability of that exemptive relief from the SEC. Under those plans the Fund pays the Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of the particular class.

--------------------------------------------------------------------------------
 CLASS A SERVICE PLAN FEES. The Class A Service Plan permits reimbursements to the Distributor at a rate of up to 0.25% of average annual net assets of Class A shares purchased. While the plan permits the Board of Trustees to authorize payments to the Distributor to reimburse itself for services under the plan, the Board has not yet done so. The Distributor makes payments to plan recipients quarterly at an annual rate not to exceed 0.25% of the average annual net assets consisting of Class A shares of the Fund. For the year ended July 31, 2002, payments under the Class A Plan totaled $102,109, all of which were paid by the Distributor to recipients, and included $14,902 paid to an affiliate of the Manager. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.

--------------------------------------------------------------------------------
 CLASS B AND CLASS C SERVICE AND DISTRIBUTION PLAN FEES. Under each plan, service fees and distribution fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period. The Class B and Class C plans provide for the Distributor to be compensated at a flat rate, whether the Distributor's distribution expenses are more or less than the amounts paid by the Fund under the plan during the period for which the fee is paid.
    The Distributor retains the asset-based sales charge on Class B shares. The Distributor retains the asset-based sales charge on Class C shares during the first year the shares are outstanding. The asset-based sales charges on Class B and Class C shares allow investors to buy shares without a front-end sales charge while allowing the Distributor to compensate dealers that sell those shares.


31    OPPENHEIMER SENIOR FLOATING RATE FUND

NOTES TO FINANCIAL STATEMENTS  Continued



================================================================================
 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued
 The Distributor's actual expenses in selling Class B and Class C shares may be more than the payments it receives from the early withdrawal charges collected on repurchased shares and from the Fund under the plans. If either Class B or Class C plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to the Distributor for distributing shares before the plan was terminated.

 Distribution fees paid to the Distributor for the year ended July 31, 2002, were as follows:

                                                                  DISTRIBUTOR'S
                                                   DISTRIBUTOR'S      AGGREGATE
                                                       AGGREGATE   UNREIMBURSED
                                                    UNREIMBURSED  EXPENSES AS %
                   TOTAL PAYMENTS AMOUNT RETAINED       EXPENSES  OF NET ASSETS
                       UNDER PLAN  BY DISTRIBUTOR     UNDER PLAN       OF CLASS
-------------------------------------------------------------------------------
 Class B Plan          $1,552,338      $1,194,574     $5,759,302           3.26%
 Class C Plan           2,276,034         790,550      7,028,879           2.98

================================================================================
 5. ILLIQUID SECURITIES
 As of July 31, 2002, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Most Senior Loans and many of the Fund's other investments are illiquid. The aggregate value of illiquid securities subject to this limitation as of July 31, 2002 was $379,152,241, which represents 84.86% of the Fund's net assets.

================================================================================
 6. LOAN COMMITMENTS
 Pursuant to the terms of certain credit agreements, the Fund has unfunded loan commitments of $2,779,670 at July 31, 2002. These unfunded loan commitments must be funded by the Fund upon the borrower's discretion. The Fund is obligated to fund these commitments at the time of the request by the borrower. The Fund generally will maintain with its custodian, short-term investments having an aggregate value at least equal to the amount of unfunded loan commitments.


32    OPPENHEIMER SENIOR FLOATING RATE FUND

================================================================================
 7. BANK BORROWINGS
 The Fund may borrow up to 33 1/3% its total assets from a bank to purchase portfolio securities, or for temporary and emergency purposes. The Fund may borrow up to a certain percentage of its total assets from a bank to purchase portfolio securities (a technique referred to as "leverage"), to finance share repurchases during Repurchase Offers, and to fund additional loan commitments or for cash management purposes. The Fund has entered into an agreement which enables it to participate with certain other Oppenheimer funds in an unsecured line of credit with a bank, which permits borrowings up to $250 million, collectively, of which commitment $150 million is allocated to the Fund. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.625%. The Fund also pays a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.09% per annum.
    The Fund had borrowings outstanding of $600,000 at July 31, 2002 at an interest rate of 2.4375%. For the year ended July 31, 2002, the average monthly loan balance was $7,203,799 at an average interest rate of 2.712%. The Fund had gross borrowings and gross loan repayments of $180,000,000 and $179,400,000 respectively, during the year ended July 31, 2002. The maximum amount of borrowings outstanding at any month-end was $31,000,000. The Fund paid $126,013 in commitment fees during the year ended July 31, 2002.


33    OPPENHEIMER SENIOR FLOATING RATE FUND

INDEPENDENT AUDITORS' REPORT


================================================================================
 TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF
 OPPENHEIMER SENIOR FLOATING RATE FUND:
 We have audited the accompanying statement of assets and liabilities of Oppenheimer Senior Floating Rate Fund, including the statement of investments, as of July 31, 2002, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
    We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2002, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Senior Floating Rate Fund as of July 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America.



 DELOITTE & TOUCHE LLP
 Denver, Colorado
 August 21, 2002



34    OPPENHEIMER SENIOR FLOATING RATE FUND

FEDERAL INCOME TAX INFORMATION  Unaudited

================================================================================
 In early 2003, shareholders of record will receive information regarding all dividends and distributions paid to them by the Fund during calendar year 2002. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.
    None of the dividends paid by the Fund during the year ended July 31, 2002 are eligible for the corporate dividend-received deduction.
    The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.


35    OPPENHEIMER SENIOR FLOATING RATE FUND

TRUSTEES AND OFFICERS



================================================================================
 TRUSTEES AND OFFICERS         James C. Swain, Trustee and Chairman of the Board
                               John V. Murphy, Trustee and President
                               William L. Armstrong, Trustee
                               Robert G. Avis, Trustee
                               George C. Bowen, Trustee
                               Edward L. Cameron, Trustee
                               Jon S. Fossel, Trustee
                               Sam Freedman, Trustee
                               F. William Marshall, Jr., Trustee
                               Arthur J. Zimmer, Vice President
                               Margaret Hui, Assistant Vice President
                               Joseph Welsh, Assistant Vice President
                               Robert G. Zack, Vice President and Secretary
                               Brian W. Wixted, Treasurer
                               Katherine P. Feld, Assistant Secretary
                               Kathleen T. Ives, Assistant Secretary
                               Denis R. Molleur, Assistant Secretary
================================================================================

NAME, ADDRESS,(1) AGE,          PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND OTHER
POSITION(S) HELD WITH FUND      TRUSTEESHIPS/DIRECTORSHIPS HELD BY TRUSTEE
AND LENGTH OF TIME SERVED(2)

INDEPENDENT TRUSTEES

JAMES C. SWAIN,                 Formerly Vice Chairman (until January 2, 2002) of the Manager and President and a director (until
Chairman and Trustee            1997) of Centennial Asset Management Corporation (a wholly-owned investment advisory subsidiary of
(since 1969)                    the Manager).
Age: 68

WILLIAM L. ARMSTRONG,           Chairman of the following private mortgage banking companies: Cherry Creek Mortgage Company (since
Trustee (since 1999)            1991), Centennial State Mortgage Company (since 1994), The El Paso Mortgage Company (since 1993),
Age: 65                         Transland Financial Services, Inc. (since 1997); Chairman of the following private companies: Great
                                Frontier Insurance (insurance agency) (since 1995) and Ambassador Media Corporation (since 1984); a director of the following public companies: Storage Technology Corporation (computer equipment company) (since 1991), Helmerich & Payne, Inc. (oil and gas drilling/production company) (since
                                1992), UNUMProvident (insurance company) (since 1991). Formerly Director of International Family
                                Entertainment (television channel) (1992-1997) and Natec Resources, Inc. (air pollution control equipment and services company) (1991-1995), Frontier Real Estate, Inc. (residential real estate brokerage) (1994-1999), and Frontier Title (title insurance agency) (1995-June 1999); a U.S. Senator
                                (January 1979-January 1991).

ROBERT G. AVIS, Trustee         Formerly Mr. Avis held the following positions: Director and President of A.G. Edwards Capital, Inc.
(since 1999)                    (General Partner of private equity funds) (until February 2001); Chairman, President and Chief
Age: 71                         Executive Officer of A.G. Edwards Capital, Inc. (until March 2000); Vice Chairman and Director of
                                A.G. Edwards, Inc. and Vice Chairman of A.G. Edwards & Sons, Inc. (its brokerage company subsidiary)
                                (until March 1999); Chairman of A.G. Edwards Trust Company and A.G.E. Asset Management (investment advisor) (until March 1999); and a Director (until March 2000) of A.G. Edwards & Sons and A.G.
                                Edwards Trust Company.

1. The address of each Trustee is 6803 S. Tucson Way, Centennial, CO 80112-3924.
2. Each Trustee serves for an indefinite term, until his or her resignation, retirement, death or removal.
3. The address of Mr. Murphy is 498 Seventh Avenue, New York, NY 10018.
4. Mr. Murphy serves for an indefinite term, until his resignation, death or removal.

36    OPPENHEIMER SENIOR FLOATING RATE FUND

GEORGE C. BOWEN,                Formerly (until April 1999) Mr. Bowen held the following positions: Senior Vice President (from
Trustee (since 1999)            September 1987) and Treasurer (from March 1985) of the Manager; Vice President (from June 1983) and
Age: 65                         Treasurer (since March 1985) of OppenheimerFunds Distributor, Inc. (a subsidiary of the Manager);
                                Senior Vice President (since February 1992), Treasurer (since July 1991) Assistant Secretary and a director (since December 1991) of the Manager; Vice President (since October 1989) and Treasurer
                                (since April 1986) of HarbourView Asset Management Corporation (an investment advisory subsidiary of the Manager); President, Treasurer and a director (June 1989-January 1990) of Centennial Capital
                                Corporation (an investment advisory subsidiary of the Manager); Vice President and Treasurer (since
                                August 1978) and Secretary (since April 1981) of Shareholder Services, Inc. (a transfer agent subsidiary of the Manager); Vice President, Treasurer and Secretary (since November 1989) of
                                Shareholder Financial Services, Inc. (a transfer agent subsidiary of the Manager); Assistant
                                Treasurer (since March 1998) of Oppenheimer Acquisition Corp. (the Manager's parent corporation);
                                Treasurer (since November 1989) of Oppenheimer Partnership Holdings, Inc. (a holding company subsidiary of the Manager); Vice President and Treasurer (since July 1996) of Oppenheimer Real Asset
                                Management, Inc. (an investment advisory subsidiary of the Manager); Chief Executive Officer and director (since March 1996) of MultiSource Services, Inc. (a broker-dealer subsidiary of the
                                Manager); Treasurer (since October 1997) of OppenheimerFunds International Ltd. and Oppenheimer
                                Millennium Funds plc (offshore fund management subsidiaries of the Manager).

EDWARD L. CAMERON,              Director (since March 2001) of Genetic ID, Inc. and its subsidiaries (a privately held biotech
Trustee (since 1999)            company); a member of The Life Guard of Mount Vernon, George Washington's home (since June 2000).
Age: 63                         Formerly a partner with PricewaterhouseCoopers LLP (from 1974-1999) (an accounting firm) and
                                Chairman (from 1994-1998), Price Waterhouse LLP Global Investment Management Industry Services
                                Group.

JON S. FOSSEL, Trustee          Chairman and Director (since 1998) of Rocky Mountain Elk Foundation (a not-for-profit foundation);
(since 1999)                    and a director (since October 1999) of P.R. Pharmaceuticals (a privately held company) and
Age: 60                         UNUMProvident (an insurance company) (since June 1, 2002).

SAM FREEDMAN, Trustee           Formerly (until October 1994) Mr. Freedman held several positions in subsidiary or affiliated
(since 1999)                    companies of the Manager.
Age: 61

F. WILLIAM MARSHALL, JR.,       Trustee (since 1996) of MassMutual Institutional Funds and of MML Series Investment Fund (open-end
Trustee (since 2000)            investment companies). Formerly Chairman (January 1999-July 1999) of SIS & Family Bank, F.S.B.
Age: 60                         (formerly SIS Bank); President, Chief Executive Officer and Director (May 1993-December 1998) of SIS
                                Bankcorp, Inc. and SIS Bank (formerly Springfield Institution for Savings) and Executive Vice
                                President (January 1999-July 1999) of Peoples Heritage Financial Group, Inc.

====================================================================================================================================
INTERESTED TRUSTEE
AND OFFICER

JOHN V. MURPHY,(3,4) Trustee    Chairman, Chief Executive Officer and director (since June 2001) and President (since September
and President (since 2001)      2000) of the Manager; President and a director or trustee of other Oppenheimer funds; President and
Age: 53                         a director (since July 2001) of Oppenheimer Acquisition Corp. and of Oppenheimer Partnership
                                Holdings, Inc.; a director (since November 2001) of OppenheimerFunds Distributor, Inc.; Chairman and
                                a director (since July 2001) of Shareholder Services, Inc. and of Shareholder Financial Services,
                                Inc.; President and a director (since July 2001) of OppenheimerFunds Legacy Program (a charitable trust program established by the Manager); a director of the following investment advisory subsidiaries of OppenheimerFunds, Inc.: OFI Institutional Asset Management, Inc. and Centennial
                                Asset Management Corporation (since November 2001), HarbourView Asset Management Corporation and OFI
                                Private Investments, Inc.

37    OPPENHEIMER SENIOR FLOATING RATE FUND

TRUSTEES AND OFFICERS  Continued


JOHN V. MURPHY,                 (since July 2001); President (since November 1, 2001) and a director (since July 2001) of
Continued                       Oppenheimer Real Asset Management, Inc.; a director (since November 2001) of Trinity Investment
                                Management Corp. and Tremont Advisers, Inc. (investment advisory affiliates of the Manager);
                                Executive Vice President (since February 1997) of Massachusetts Mutual Life Insurance Company (the
                                Manager's parent company); a director (since June 1995) of DBL Acquisition Corporation; formerly,
                                Chief Operating Officer (September 2000-June 2001) of the Manager; President and trustee (November
                                1999-November 2001) of MML Series Investment Fund and MassMutual Institutional Funds (open-end investment companies); a director (September 1999-August 2000) of C.M. Life Insurance Company;
                                President, Chief Executive Officer and director (September 1999-August 2000) of MML Bay State Life
                                Insurance Company; a director (June 1989-June 1998) of Emerald Isle Bancorp and Hibernia Savings
                                Bank (a wholly-owned subsidiary of Emerald Isle Bancorp). Oversees 69 portfolios in the
                                OppenheimerFunds complex.

====================================================================================================================================
OFFICERS(5,6)

ARTHUR ZIMMER,                  Senior Vice President of the Manager (since June 1997) and of HarbourView Asset Management
Vice President and              Corporation (since April 1999); an officer of 1 portfolio in the OppenheimerFunds complex; formerly
Portfolio Manager               Vice President of the Manager (October 1990 - June 1997); Vice President of Centennial Asset
(since September 1999)          Management Corporation (June 1997 - November 2001).
Age: 56

MARGARET HUI,                   Assistant Vice President of the Manager (since October 1999); an officer of 1 portfolio in the
Assistant Vice President and    OppenheimerFunds complex; before joining the Manager, she was Vice President - Syndications of Sanwa
Associate Portfolio Manager     Bank California (January 1998 - September 1999), prior to which she was a Vice President of Banque
(since October 1999)            Nationale de Paris (May 1990 - January 1998).
Age: 43

JOSEPH WELSH,                   Vice President (since December 2000) of the Manager; a high yield bond analyst for the Manager
Assistant Vice President and    (since Janruary 1995); an officer of 1 portfolio in the OppenheimerFunds complex; foerly, Assistant
Portfolio Manager               Vice President fo the Manager (December 1996-November 2000).
(since September 1999)
Age: 38

ROBERT G. ZACK, Vice President  Senior Vice President (since May 1985) and General Counsel (since February 2002) of the Manager;
and Secretary                   General Counsel and a director (since November 2001) of OppenheimerFunds Distributor, Inc.; Senior
(since 2001)                    Vice President and General Counsel (since November 2001) of HarbourView Asset Management
Age: 53                         Corporation; Vice President and a director (since November 2000) of Oppenheimer Partnership
                                Holdings, Inc.; Senior Vice President, General Counsel and a director (since November 2001) of
                                Shareholder Services, Inc., Shareholder Financial Services, Inc., OFI Private Investments, Inc.,
                                Oppenheimer Trust Company and OFI Institutional Asset Management, Inc.; General Counsel (since
                                November 2001) of Centennial Asset Management Corporation; a director (since November 2001) of
                                Oppenheimer Real Asset Management, Inc.; Assistant Secretary and a director (since November 2001) of
                                OppenheimerFunds International Ltd.; Vice President (since November 2001) of OppenheimerFunds Legacy
                                Program; Secretary (since November 2001) of Oppenheimer Acquisition Corp.; formerly Acting General
                                Counsel (November 2001-February 2002) and Associate General Counsel (May 1981-October 2001) of the
                                Manager; Assistant Secretary of Shareholder Services, Inc. (May 1985-November 2001), Shareholder
                                Financial Services, Inc. (November 1989-November 2001); OppenheimerFunds International Ltd. And
                                Oppenheimer Millennium Funds plc (October 1997-November 2001). An officer of 89 portfolios in the
                                OppenheimerFunds complex.


5. The address of each Officer is 498 Seventh Avenue, New York, NY 10019 except for Mr. Wixted and Ms. Ives, whose address is 6803 S. Tucson Way, Centennial, CO 80112-3924.
6. Each Officer serves for an annual term or until his resignation, retirement, death or removal.

38    OPPENHEIMER SENIOR FLOATING RATE FUND


BRIAN W. WIXTED,                Senior Vice President and Treasurer (since March 1999) of the Manager; Treasurer (since March 1999)
Treasurer (since 1999)          of HarbourView Asset Management Corporation, Shareholder Services, Inc., Oppenheimer Real Asset
Age: 42                         Management Corporation, Shareholder Financial Services, Inc., Oppenheimer Partnership Holdings,
                                Inc., OFI Private Investments, Inc. (since March 2000), OppenheimerFunds International Ltd. and
                                Oppenheimer Millennium Funds plc (since May 2000) and OFI Institutional Asset Management, Inc.
                                (since November 2000); Treasurer and Chief Financial Officer (since May 2000) of Oppenheimer Trust
                                Company (a trust company subsidiary of the Manager); Assistant Treasurer (since March 1999) of
                                Oppenheimer Acquisition Corp. and OppenheimerFunds Legacy Program (since April 2000); formerly
                                Principal and Chief Operating Officer (March 1995-March 1999), Bankers Trust Company-Mutual Fund
                                Services Division. An officer of 89 portfolios in the OppenheimerFunds complex.

KATHERINE P. FELD,              Vice President and Senior Counsel (since July 1999) of the Manager; Vice President (since June 1990)
Assistant Secretary             of OppenheimerFunds Distributor, Inc.; Director, Vice President and Secretary (since June 1999) of
(since 2001)                    Centennial Asset Management Corporation; Vice President (since 1997) of Oppenheimer Real Asset
Age: 44                         Management, Inc.; formerly Vice President and Associate Counsel of the Manager (June 1990-July
                                1999). An officer of 85 portfolios in the OppenheimerFunds complex.

KATHLEEN T. IVES,               Vice President and Assistant Counsel (since June 1998) of the Manager; Vice President (since 1999)
Assistant Secretary             of OppenheimerFunds Distributor, Inc.; Vice President and Assistant Secretary (since 1999) of
(since 2001)                    Shareholder Services, Inc.; Assistant Secretary (since December 2001) of OppenheimerFunds Legacy
Age: 36                         Program and Shareholder Financial Services, Inc.; formerly Assistant Vice President and Assistant
                                Counsel of the Manager (August 1997-June 1998); Assistant Counsel of the Manager (August 1994-August
                                1997). An officer of 85 portfolios in the OppenheimerFunds complex.

DENIS R. MOLLEUR,               Vice President and Senior Counsel of the Manager (since July 1999); formerly a Vice President and
Assistant Secretary             Associate Counsel of the Manager (September 1995-July 1999). An officer of 82 portfolios in the
(since 2001)                    OppenheimerFunds complex.
Age: 44


THE FUND'S STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION ABOUT THE FUND'S TRUSTEES AND IS AVAILABLE WITHOUT CHARGE UPON REQUEST.
Each Trustee is a Trustee, Director or Managing General Partner of 31 other portfolios in the OppenheimerFunds complex, except as follows: Mr. Galli (41 portfolios) and Mr. Murphy (67 portfolios).

         MANAGEMENT AND OTHER AFFILIATES


================================================================================
 INVESTMENT ADVISOR     OppenheimerFunds, Inc.

================================================================================
 DISTRIBUTOR            OppenheimerFunds Distributor, Inc.

================================================================================
 TRANSFER AND SHAREHOLDER  OppenheimerFunds Services
 SERVICING AGENT

================================================================================
 INDEPENDENT AUDITORS   Deloitte & Touche LLP

================================================================================
 LEGAL COUNSEL          Myer, Swanson, Adams & Wolf, P.C.
 TO THE FUND

================================================================================
 LEGAL COUNSEL TO THE   Mayer Brown Rowe & Maw
 INDEPENDENT TRUSTEES
                        OPPENHEIMER FUNDS ARE DISTRIBUTED BY OPPENHEIMERFUNDS
                        DISTRIBUTOR, INC.,  498 SEVENTH AVENUE, NEW
                        YORK, NY 10018.
                        (C)Copyright 2002 OppenheimerFunds, Inc. All rights reserved.

39    OPPENHEIMER SENIOR FLOATING RATE FUND

PRIVACY POLICY NOTICE

As an Oppenheimer fund shareholder, you are entitled to know how we protect your personal information and how we limit its disclosure.

INFORMATION SOURCES
We obtain nonpublic personal information about our shareholders from the following sources:
o Applications or other forms
o When you create a user ID and password for online account access
o When you enroll in eDocs Direct
o Your transactions with us, our affiliates or others
o A software program on our website, often referred to as a "cookie," which indicates which parts of our site you've visited
If you visit www.oppenheimerfunds.com and do not log on to the secure account information areas, we do not obtain any personal information about you. When you do log on to a secure area, we do obtain your user ID and password to identify you.
We also use this information to provide you with products and services you have requested, to inform you about products and services that you may be interested in and to assist you in other ways.

PROTECTION OF INFORMATION
We do not disclose any nonpublic personal information (such as names on a customer list) about current or former customers to anyone, except as permitted by law.

DISCLOSURE OF INFORMATION
We send your financial advisor (as designated by you) copies of confirmations, account statements and other documents reporting activity in your fund accounts. We may also use details about you and your investments to help us, our financial service affiliates or firms that jointly market their financial products and services with ours, to better serve your investment needs or suggest financial services or educational material that may be of interest to you.

RIGHT OF REFUSAL
We will not disclose your personal information to unaffiliated third parties (except as permitted by law), unless we first offer you a reasonable opportunity to refuse or "opt out" of such disclosure.

SECURITY
In the coming months, an Internet browser that supports 128-bit encryption will be required to view the secure pages of www.oppenheimerfunds.com. These areas include:
o Account access
o Create a user ID and profile
o User profile
o eDocs Direct, our electronic document delivery service

40    OPPENHEIMER SENIOR FLOATING RATE FUND

To find out if your Internet browser supports 128-bit encryption, or for instructions on how to upgrade your browser, visit the HELP section of www.oppenheimerfunds.com.

EMAILS AND ENCRYPTION
As a security measure, we do not include personal or account information in nonsecure emails, and we advise you not to send such information to us in nonsecure emails. Instead, you may take advantage of the secure features of our website to encrypt your email correspondence. To do this, you will need to use an Internet browser that supports 128-bit encryption. If you are not sure if your Internet browser supports 128-bit encryption, or need instructions on how to upgrade your browser, visit the HELP section of www.oppenheimerfunds.com for assistance.
o All transactions, including redemptions, exchanges and purchases are secured by Secure Socket Layers (SSL) and encryption. SSL is used to establish a secure connection between your PC and OppenheimerFunds' server. It transmits information in an encrypted and scrambled format.
o Encryption is achieved through an electronic scrambling technology that uses a "key" to code and then decode the data. Encryption acts like the cable converter box you may have on your television set. It scrambles data with secret code so that no one can make sense of it while it is being transmitted. When the data reaches its destination, the same software unscrambles the data.
o You can exit the secure area by either closing your browser, or for added security, you can use the LOG OUT OF ACCOUNT AREA button before you close your browser.

OTHER SECURITY MEASURES
We maintain physical, electronic and procedural safeguards to protect your personal account information. Our employees and agents have access to that information only so that they may offer you products or provide services to you, for example, when responding to your account questions.

HOW YOU CAN HELP
You can also do your part to keep your account information private, and to prevent unauthorized transactions. If you obtain a user ID and password for your account, do not allow it to be used by anyone else. Also, take special precautions when accessing your account on a computer used by others.


--------------------------------------------------------------------------------
This joint notice describes the privacy policies of Oppenheimer funds, OppenheimerFunds Distributor, Inc., the trustee of OppenheimerFunds Individual Retirement Accounts (IRAs) and the custodian of the OppenheimerFunds 402(b)(7) tax-sheltered custodial accounts. It applies to all Oppenheimer fund accounts you presently have, or may open in the future, using your Social Security number--whether or not you remain a shareholder of our funds. If you have any questions about these privacy policies, write to us at P.O. Box 5270, Denver, CO 80217-5270, email us by clicking on the CONTACT US section of our website at WWW.OPPENHEIMERFUNDS.COM or call us at 1.800.CALL OPP (1.800.225.5677).


41    OPPENHEIMER SENIOR FLOATING RATE FUND

INFORMATION AND SERVICES

GET THIS REPORT ONLINE!
With OppenheimerFunds EDOCS DIRECT, you'll receive email notification when shareholder reports, prospectuses or pros-pectus supplements for your fund(s) become available online, instead of receiving them through the mail. You'll be able to quickly view, download and print them at your convenience.
Sign up today at WWW.OPPENHEIMERFUNDS.COM.

--------------------------------------------------------------------------------
INTERNET
24-hr access to account information and transactions(1)
WWW.OPPENHEIMERFUNDS.COM

--------------------------------------------------------------------------------
GENERAL INFORMATION
Mon-Fri 8am-9pm ET, Sat (January-April) 10am-4pm ET
1.800.CALL OPP (1.800.225.5677)

--------------------------------------------------------------------------------
PHONELINK(1)
24-hr automated information and automated transactions
1.800.CALL OPP (1.800.225.5677)

--------------------------------------------------------------------------------
TRANSFER AND SHAREHOLDER SERVICING AGENT
OppenheimerFunds Services
P.O. Box 5270, Denver, CO 80217-5270

--------------------------------------------------------------------------------
TICKER SYMBOLS  Class A:  N/A Class B:  XOSBX        Class C:  XOSCX
--------------------------------------------------------------------------------


1. At times the website or PhoneLink may be inaccessible or their transaction features may be unavailable.


                                                                  [LOGO OMITTED]
                                                             OPPENHEIMERFUNDS(R)
                                                               Distributor, Inc.

RA0291.001.0702   September 27, 2002